UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR


                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES


                  Investment Company Act file number 811-22027
                                                     ---------

                                FundVantage Trust
        ----------------------------------------------------------------
               (Exact name of Registrant as specified in charter)


                              301 Bellevue Parkway
                              Wilmington, DE 19809
        ----------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                                  Joel L. Weiss
                               PFPC Worldwide Inc.
                              103 Bellevue Parkway
                              Wilmington, DE 19809
        ----------------------------------------------------------------
                     (Name and address of agent for service)


        Registrant's telephone number, including area code: 302-791-1851
                                                            ------------

                        Date of fiscal year end: April 30
                                                 --------

                    Date of reporting period: April 30, 2008
                                              --------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.


The Report to Shareholders is attached herewith.


================================================================================









                          MBIA MUNICIPAL BOND INFLATION
                                PROTECTION FUND

                              OF FUNDVANTAGE TRUST








                                 [LOGO OMITTED]

                                  ANNUAL REPORT
                                 APRIL 30, 2008











This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Fund. Shares of MBIA Municipal Bond Inflation Protection Fund are distributed by PFPC Distributors, Inc., 760 Moore Road, King of Prussia, PA 19406.

================================================================================

                  MBIA MUNICIPAL BOND INFLATION PROTECTION FUND

                       ANNUAL INVESTMENT ADVISOR'S REPORT
                                 APRIL 30, 2008
                                   (UNAUDITED)


DEAR FUND SHAREHOLDER,

We thank you for your investment in the MBIA MUNICIPAL BOND INFLATION PROTECTION FUND (the "Fund"). This report covers performance for the period from inception of the Fund on November 1, 2007 up to the Fund's fiscal year end on April 30, 2008.

MBIA Capital Management Corp. is part of the MBIA Asset Management Group ("MBIA"), which manages fixed-income products with a total value of approximately $62 billion as of April 30, 2008. MBIA's parent company, MBIA, Inc., is listed on the New York Stock Exchange and is a component of the S&P 500 Index.

FISCAL YEAR ENDED APRIL 2008, REVIEW AND OUTLOOK

The Fund's fiscal period ended April 30, 2008 was a period of considerable economic uncertainty and significant turmoil throughout the capital markets. The period was marked by concerns of financial dislocations driven by the continued struggles of the housing market, the precipitous fall of Bear Stearns and concerns of impending recession. To put the magnitude of the capital markets' liquidity crisis during the period in perspective, the U.S. Federal Reserve opened the discount window to investment banks for the first time since the Great Depression. Traditionally this borrowing option was only available to regulated commercial banks and was seldom used. By extending this option to the primary dealer community and widening the list of acceptable collateral against those borrowings, the Federal Reserve has taken out some insurance against a run on an investment bank similar to what occurred at Bear Stearns.

These events, and the continued deterioration in U.S. housing and growth expectations, put considerable pricing stress on all but the safest financial assets. Ten year U.S. Treasury yields declined from 4.47 percent at the start of the period to 3.73 percent by the end of April. Yields observed on the three-month Treasury bill were as low as 0.56 percent as the investor flight to quality took hold. The Federal Reserve lowered the Federal Funds rate six times for a total of 250 basis points during the period, from 4.50 percent to 2.00 percent.

During the Fund's fiscal period the Municipal market faced pressures on a number of fronts. The failure of the auction-rate market, concerns about the monoline insurance industry, forced unwinds of levered investors and poor dealer liquidity combined to create Municipal market stress, particularly in February, not seen in a generation. According to Thomson Financial Municipal Market Data the yield on 30 year AAA rated general obligation (GO) bonds began the period at
4.39 percent and reached a peak of 5.14 percent in late February. The ratio of the yield of 30 year AAA GO's to 30 year Treasuries hit a high of 117.4 percent in late March, more than five standard deviations wide to the ten year historical average. April saw the market recover as this unprecedented cheap valuation of Municipals versus taxable assets encouraged both traditional investors and opportunistic crossover investors to support the Municipal market and helped push both yields and the ratio of Municipal versus Treasuries lower. By the end of the Fund's fiscal period the yield on the 30 year AAA GO stood at
4.61 percent and the 30 year AAA GO versus 30 year Treasury ratio had dropped to 102.6%. For the six month period ended April 30, 2008 the Lehman Brothers Municipal Bond Index returned 1.47 percent.

                  MBIA MUNICIPAL BOND INFLATION PROTECTION FUND

                       ANNUAL INVESTMENT ADVISOR'S REPORT
                                 APRIL 30, 2008
                                  (UNAUDITED)


MBIA Capital Management Corp.'s objective in structuring the Municipal bond holdings of the Fund was to create a diversified portfolio of highly rated and liquid issuers. At April 30, 2008 ninety percent of the Fund's holdings were rated AA or better. During the fiscal period, demand in the Municipal market favored higher rated assets as AAA rated and AA rated assets outperformed all other quality sectors of the market as well as the general Municipal market (according to Lehman Brothers).

Inflation expectations have been volatile in the early months of the year. After climbing steadily in February on inflation and credit concerns, U.S. Treasury Inflation Protected Securities ("TIPS") break evens sold off in March and traded flat to slightly elevated in April. Commodity, energy and food prices continue to run at high levels and have led year-on-year headline CPI to 4%. Inflation expectations of consumers surveyed continue to exceed those predicted by the U.S. TIPS market.

With all of the volatility in breakevens and inflation expectations aside, the Lehman Brothers TIPS index returned 4.47% on an after tax basis (assuming a 35% tax rate), and 6.88% on a pre-tax basis, for the Fund's fiscal period ended April 30, 2008 versus 1.50% for the Fund. Much of the out-performance of TIPS can be attributed to lower rates overall and the flight to quality environment that characterized much of the period. Breakevens, as of April 30, 2008, are within approximately 5 basis points of where they were at the beginning of the performance period.

The recent liquidity and credit crisis has been met with large scale, innovative policy reform from major government agencies. We feel that the measures taken by these agencies have the ability to mitigate some of the damage accompanying the current economic slowdown. The consensus opinion for the 2008 economy has stronger activity in the second half embedded in it. It is our view that with inflation high, unemployment trending higher and consumer confidence trending lower, GDP growth will be hard-pressed to accelerate from its current anemic pace later in the year.

Municipals have dramatically out-performed other investment grade taxable fixed income asset classes in recent months. For the three month period ended May 31, 2008, the Lehman Brothers Municipal Bond Index posted the best relative performance versus Treasury bonds since Lehman began recording data in 1980. With Municipal valuations remaining attractive relative to historical levels, we believe the sector should continue to out-perform. With inflation expectations weighing on the market, we believe the Fund is well positioned in the current environment.

We appreciate your investment in the Fund, and we look forward to serving your investment needs in the future.

MBIA CAPITAL MANAGEMENT CORP.


----------------------------
     This letter is intended to assist shareholders in understanding how the Fund performed during the fiscal period ended April 30, 2008 and reflects the views of the investment adviser at the time of this writing. Of course these views may change and they do not guarantee the future performance of the Fund or the markets.

                  MBIA MUNICIPAL BOND INFLATION PROTECTION FUND

                                  ANNUAL REPORT
                                 APRIL 30, 2008
                                  (UNAUDITED)



Comparison of Change in Value of $10,000 Investment in MBIA Municipal Bond Inflation Protection Fund ("MBIA Fund") vs. Lehman Brothers Global Inflation Linked U.S. TIPSIndex and Lehman Brothers Municipal Bond Index.

[LINE GRAPH OMITTED]
PLOT POINTS FOR EDGAR REPRESENTATION ARE AS FOLLOWS:

                        Lehman Brothers    Lehman Brothers     Lehman Brothers
         MBIA           Global Inflation  Global Inflation     Municipal Bond
         Fund              (before)           (after)              Index

Oct 07   10,000.00         10,000.00         10,000.00          10,000.00
Nov 07   10,060.00         10,396.80         10,257.90          10,063.80
Dec 07   10,081.60         10,380.40         10,247.40          10,091.70
Jan 08   10,252.40         10,791.50         10,511.20          10,219.00
Feb 08    9,920.70         10,924.20         10,595.20           9,751.12
Mar 08   10,088.70         10,917.70         10,591.10          10,029.90
Apr 08   10,149.50         10,687.60         10,447.00          10,144.20


--------------------------------------------------------------------------------
                Total Returns For the Period Ended April 30, 2008

                                                                     SINCE
                                                                  INCEPTION*
                                                                  -----------
  MBIA MUNICIPAL BOND INFLATION PROTECTION FUND                      1.50%
  LEHMAN BROTHERS MUNICIPAL BOND INDEX                               1.47%
  LEHMAN BROTHERS GLOBAL INFLATION LINKED U.S. TIPS
      INDEX (TAX ADJUSTED)**                                         4.46%
--------------------------------------------------------------------------------



*    The Fund commenced operations on November 1, 2007.

** Adjusted assuming a tax rate of 35%. The un-adjusted return for the period is 6.88%.

     The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained by calling 1-866-678-6242. The Lehman Brothers Municipal Bond Index is a rules-based, market-value-weighted index engineered for the long-term tax-exempt bond market. To be included in the index, bonds must be rated investment-grade (Baa3/BBB- or higher), with an outstanding par value of at least $7 million and be issued as part of a transaction of at least $75 million. The bonds must be fixed rate, have a dated-date after December 31, 1990, and must be at least one year from their maturity date. The Lehman Brothers Global Inflation Linked U.S. TIPS Index is an unmanaged market index comprised of all U.S. Treasury Inflation Protected Securities rated investment grade (Baa3 or better), have at least one year to final maturity, and at least $250 million par amount outstanding.

     The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of fund shares. The Fund's gross annual operating expense ratio, as stated in the current prospectus, is 0.86% of the Fund's average daily net assets, which may differ from the actual expenses incurred by the Fund for the period covered by this report. The Adviser has contractually agreed to reduce its fees or reimburse the Fund's operating expenses in order to limit the total annual operating expenses to 0.65%. This agreement will terminate on April 30, 2009, unless the TrustBoard of Trustees approves an earlier termination. A 1.00% redemption fee applies to shares redeemed within 60 days of purchase.

                  MBIA MUNICIPAL BOND INFLATION PROTECTION FUND

                             FUND EXPENSE DISCLOSURE
                                 APRIL 30, 2008
                                  (UNAUDITED)


     As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

     This example is based on an investment of $1,000 invested at the beginning of the period from November 1, 2007 through April 30, 2008, and held for the entire period.


ACTUAL EXPENSES

     The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.


HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

     Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the accompanying table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


                                                            MBIA MUNICIPAL BOND INFLATION PROTECTION FUND
                                       ------------------------------------------------------------------------------------
                                         BEGINNING ACCOUNT VALUE       ENDING ACCOUNT VALUE             EXPENSES PAID
                                            NOVEMBER 1, 2007*             APRIL 30, 2008                DURING PERIOD**
                                       -------------------------     ------------------------      ------------------------
Actual                                          $1,000.00                   $1,015.00                        $3.26
Hypothetical
  (5% return before expenses)                    1,000.00                    1,021.59                         3.27

------------------
*    Commencement of operations.

** Expenses are equal to an annualized expense ratio of 0.65% based on the six-month period ended April 30, 2008 for the Fund which includes waived fees or reimbursed expenses, multiplied by the average account value over the period, multiplied by the number of days in the most recent period
     (182), then divided by 366 to reflect the period. The Fund's ending account value on the first line of the table is based on the actual six-month total return for the Fund of 1.50%.

                  MBIA MUNICIPAL BOND INFLATION PROTECTION FUND

                        PORTFOLIO HOLDINGS SUMMARY TABLE
                                 APRIL 30, 2008
                                  (UNAUDITED)


                                                % of Net
                                                 Assets           Value
                                               ---------       ------------

Municipal Bonds .............................     98.1%        $24,994,411
Short-Term Investment .......................      1.2             294,085
Other Assets in Excess of Liabilities .......      0.7             182,468
                                                 -----         -----------
NET ASSETS ..................................    100.0%        $25,470,964
                                                 =====         ===========

--------------------
Portfolio holdings are subject to change at any time.





    The accompanying notes are an integral part of the financial statements.

                  MBIA MUNICIPAL BOND INFLATION PROTECTION FUND

                            PORTFOLIO OF INVESTMENTS
                                 APRIL 30, 2008



                                  S&P/
                                 Moody's            Par
                               (Unaudited)         (000)             Value
                              ------------       --------          ----------
MUNICIPAL BONDS -- 98.1%
CALIFORNIA -- 4.2%
California GO
  Series 2007
  5.00%, 11/01/15 .............   A+/A1            $1,000          $1,074,870
                                                                   ----------
CONNECTICUT -- 5.1%
Connecticut GO
  Series 2005-B
  4.55%, 06/01/20 (a, b) ......   AAA/Aaa           1,200           1,294,776
                                                                   ----------
FLORIDA -- 13.5%
Board of Education
  Capital Outlay GO
  Series 2005-G
  5.00%, 06/01/12 .............   AAA/Aa1           1,000           1,070,950
Hillsborough County
  Community Investment
  RB Series 2007
  5.00%, 11/01/16 (b) .........   AAA/Aaa           1,000           1,085,620
Miami-Dade County
  Special Obligation
  RB Series 2004-A
  3.73%, 04/01/09 (a, c) ......   A+/A1             1,300           1,294,956
                                                                   ----------
                                                                    3,451,526
                                                                   ----------
ILLINOIS -- 4.3%
Illinois State GO
  Series 2007-B
  5.25%, 01/01/21 .............   AA/Aa3            1,000           1,101,170
                                                                   ----------
INDIANA -- 4.3%
Indianapolis Local Public
  Improvement RB
  Series 2007-D
  5.00%, 02/01/17 .............   AAA/Aa1           1,000           1,097,040
                                                                   ----------


                                  S&P/
                                 Moody's            Par
                               (Unaudited)         (000)             Value
                              ------------       --------          ----------
MARYLAND -- 6.4%
Harford County Consumer
  Public Improvement GO
  Series 2007
  4.50%, 12/01/13 .............   AA+/Aa1          $  500          $  535,560
Maryland Local Facilities
  Loan GO Series 2006-A
  5.00%, 03/01/13 .............   AAA/Aaa           1,000           1,088,660
                                                                   ----------
                                                                    1,624,220
                                                                   ----------
MASSACHUSETTS -- 12.8%
Massachusetts Bay
  Transportation Authority
  Sales Tax
  RB Series 2005-A
  5.00%, 07/01/31 .............   AAA/Aa2           1,000           1,053,630
Massachusetts Water
  Pollution Abatement
  RB Series 2006-PG
  5.25%, 08/01/30 .............   AAA/Aaa           1,000           1,101,660
Massachusetts Water
  Resources Authority
  RB Series 2007-B
  5.25%, 08/01/29 (d) .........   AAA/Aaa           1,000           1,100,370
                                                                   ----------
                                                                    3,255,660
                                                                   ----------
MICHIGAN -- 4.4%
Detroit Sewer Disposal
  RB Sr. Lien Series 2003-A
  5.50%, 07/01/18 (d) .........   AAA/Aaa           1,000           1,126,800
                                                                   ----------
MINNESOTA -- 6.7%
Minneapolis & St. Paul
  Metropolitan Transit
  Area GO Series 2005-C
  5.00%, 02/01/10 .............   AAA/Aaa           1,000           1,045,030
Minnesota GO Series 2006
  5.00%, 06/01/16 .............   AAA/Aa1             600             665,022
                                                                   ----------
                                                                    1,710,052
                                                                   ----------


    The accompanying notes are an integral part of the financial statements.

                  MBIA MUNICIPAL BOND INFLATION PROTECTION FUND

                            PORTFOLIO OF INVESTMENTS
                                  (CONTINUED)
                                 APRIL 30, 2008



                                  S&P/
                                 Moody's            Par
                               (Unaudited)         (000)             Value
                              ------------       --------          ----------
NEW JERSEY -- 8.4%
New Jersey Economic
  Development Authority
  RB Series 2005-K
  5.25%, 12/15/20 (b) .........   AAA/Aaa          $1,000          $1,093,730
New Jersey Environmental
  Infrastructure Trust
  RB Series 2007-A
  3.50%, 09/01/13 .............   AAA/Aaa           1,020           1,040,349
                                                                   ----------
                                                                    2,134,079
                                                                   ----------
NEW YORK -- 4.1%
Westchester County GO
  Series 2007-B
  4.00%, 11/15/11 .............   AAA/Aaa           1,000           1,043,800
                                                                   ----------
NORTH CAROLINA -- 4.2%
Charlotte GO Series 2005
  5.00%, 06/01/11 (e) .........   AAA/Aaa           1,000           1,068,270
                                                                   ----------
OHIO -- 8.4%
Ohio State Infrastructure
  Improvement GO Series
  2007-A
  5.00%, 09/01/14 .............   AA+/Aa1           1,000           1,097,440
Ohio State Water
  Development Authority
  RB Series 2001-B
  5.50%, 06/01/19 (d) .........   AAA/Aaa             915           1,044,710
                                                                   ----------
                                                                    2,142,150
                                                                   ----------
PENNSYLVANIA -- 4.3%
Pennsylvania GO 2nd
  Series 2005
  5.00%, 01/01/15 .............   AA/Aa2            1,000           1,094,540
                                                                   ----------


                                  S&P/
                                 Moody's            Par
                               (Unaudited)         (000)             Value
                              ------------       --------          ----------
WASHINGTON -- 7.0%
King County Limited Tax
  GO Series 2006
  5.00%, 01/01/10 .............   AAA/Aa1          $1,000          $1,041,760
Washington State GO
  Series 2008-C
  Variable Purpose
  4.25%, 01/01/13 .............    AA+/Aa1            700             733,698
                                                                  -----------
                                                                    1,775,458
                                                                  -----------
   TOTAL MUNICIPAL BONDS
       (Cost $24,813,625)                                          24,994,411
                                                                  -----------

SHORT-TERM INVESTMENT -- 1.2%
BlackRock Liquidity Funds
  MuniCash ....................                       294             294,085
                                                                  -----------
   TOTAL SHORT-TERM INVESTMENT
     (Cost $294,085) ..........                                       294,085
                                                                  -----------
TOTAL INVESTMENTS -- 99.3%
  (Cost $25,107,710) ..........                                    25,288,496
                                                                  -----------
OTHER ASSETS IN EXCESS
  OF LIABILITIES (f) -- 0.7% ..                                       182,468
                                                                  -----------
NET ASSETS -- 100.0% ..........                                   $25,470,964
                                                                  ===========



---------------
GO -- General Obligation
RB -- Revenue Bond
(a) Variable Rate Security - the rate shown is the rate in effect on April 30, 2008
(b)  Insured by Ambac Assurance Corporation
(c)  Insured by Financial Guarantee Insurance Co.
(d)  Insured by Financial Security Assurance, Inc.
(e)  Security is segregated as collateral for swap agreement.



The accompanying notes are an integral part of the financial statements.

                  MBIA MUNICIPAL BOND INFLATION PROTECTION FUND

                            PORTFOLIO OF INVESTMENTS
                                   (CONCLUDED)
                                 APRIL 30, 2008



(f) Other assets in excess of liabilities include interest rate swaps as follows:

                                                     NOTIONAL                                              UNREALIZED
                           TERMINATION                AMOUNT                FIXED        *FLOATING        APPRECIATION
COUNTERPARTY                  DATE                    (000)                  RATE           RATE         (DEPRECIATION)
--------------             ----------               ---------             ----------      --------       --------------
JP Morgan Bank               01/04/10                $1,000                  2.810%         CPI-U          $    (325)
JP Morgan Bank               02/01/10                 1,000                  2.640          CPI-U              3,066
JP Morgan Bank               06/01/11                 1,000                  2.650          CPI-U              3,004
JP Morgan Bank               11/15/11                 1,000                  2.860          CPI-U             (4,613)
JP Morgan Bank               06/01/12                 1,000                  2.680          CPI-U              3,091
JP Morgan Bank               03/01/13                 1,000                  2.790          CPI-U               (932)
JP Morgan Bank               09/01/13                 1,020                  2.690          CPI-U              4,778
JP Morgan Bank               12/02/13                   500                  2.865          CPI-U             (2,475)
JP Morgan Bank               09/02/14                 1,000                  2.720          CPI-U              3,665
JP Morgan Bank               01/02/15                 1,000                  2.830          CPI-U             (3,292)
JP Morgan Bank               11/02/15                 1,000                  2.860          CPI-U             (6,157)
JP Morgan Bank               06/01/16                   600                  2.750          CPI-U                828
JP Morgan Bank               11/01/16                 1,000                  2.826          CPI-U             (7,911)
JP Morgan Bank               02/01/17                 1,000                  2.832          CPI-U             (8,762)
JP Morgan Bank               07/02/18                 1,000                  2.870          CPI-U            (13,701)
JP Morgan Bank               06/03/19                   915                  2.850          CPI-U             (7,887)
JP Morgan Bank               12/15/20                 1,000                  2.914          CPI-U            (19,858)
JP Morgan Bank               01/04/21                 1,000                  2.860          CPI-U             (9,880)
JP Morgan Bank               08/01/29                 1,000                  3.110          CPI-U            (48,190)
JP Morgan Bank               08/01/30                 1,000                  3.020          CPI-U            (42,370)
JP Morgan Bank               07/01/31                 1,000                  3.045          CPI-U            (40,075)
                                                                                                           ---------
                                                                                      Total                $(197,996)
                                                                                                           =========

------------

* CPI-U -- Consumer Price Index for All Urban Consumers, before seasonal adjustments, at April 30, 2008. For each interest rate swap the floating amount on the floating rate payer payment will differ based on a formula whose inputs include initial CPI and final CPI (at termination of the swap, with a 3 month lag). Quoted swap prices represent the present value of future cash flows exchanged over the life of the swap. These cash flows are discounted along a curve of future inflation expectations. These future expectations will likely deviate from the most recent release of the CPI-U.



    The accompanying notes are an integral part of the financial statements.

                  MBIA MUNICIPAL BOND INFLATION PROTECTION FUND


                       STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2008


ASSETS
   Investments, at value (cost $25,107,710) ..................    $ 25,288,496
   Cash collateral on swap ...................................           7,500
   Dividends and interest receivable .........................         380,421
   Receivable from Adviser ...................................          33,654
   Unrealized appreciation on swap agreements ................          18,432
   Prepaid expenses and other assets .........................          41,980
                                                                  ------------
        Total assets .........................................      25,770,483
                                                                  ------------
LIABILITIES
   Unrealized depreciation on swap agreements ................         216,428
   Payable to Trustees and Officers ..........................           2,895
   Accrued expenses ..........................................          80,196
                                                                  ------------
        Total liabilities ....................................         299,519
                                                                  ------------
NET ASSETS ...................................................     $25,470,964
                                                                  ============
NET ASSETS CONSISTED OF:
   Capital stock, $0.01 par value ............................    $     25,425
   Paid-in capital ...........................................      25,398,777
   Undistributed net investment income .......................          63,972
   Net unrealized appreciation on investments ................         180,786
   Net unrealized depreciation on swap agreements ............        (197,996)
                                                                  ------------
   Net assets applicable to shares outstanding ...............     $25,470,964
                                                                  ============
Shares outstanding ...........................................       2,542,460
                                                                  ------------
Net asset value, offering and redemption price per share .....    $      10.02
                                                                  ============


    The accompanying notes are an integral part of the financial statements.

                  MBIA MUNICIPAL BOND INFLATION PROTECTION FUND

                             STATEMENT OF OPERATIONS




                                                                                      FOR THE PERIOD
                                                                                     NOVEMBER 1, 2007*
                                                                                     TO APRIL 30, 2008
                                                                                   --------------------
INVESTMENT INCOME
   Interest ....................................................................        $  468,526
                                                                                        ----------
   Total investment income .....................................................           468,526
                                                                                        ----------
EXPENSES
   Administration and accounting fees ..........................................            77,530
   Advisory fees ...............................................................            49,447
   Professional fees ...........................................................            44,800
   Printing and shareholder reporting fees .....................................            15,515
   Transfer agent out of pocket fees ...........................................            12,883
   Registration and filing fees ................................................            12,478
   Trustees' and officers' fees ................................................            10,274
   Custodian transaction and out of pocket fees ................................             5,580
   Other expenses ..............................................................             4,864
                                                                                        ----------
     Total expenses before waivers and reimbursements ..........................           233,371
     Less: waivers and reimbursements ..........................................          (153,019)
                                                                                        ----------
     Net expenses ..............................................................            80,352
                                                                                        ----------
   Net investment income .......................................................           388,174
                                                                                        ----------
NET REALIZED AND UNREALIZED GAIN/(LOSS) FROM INVESTMENTS:
   Net realized gain/(loss) from investments ...................................                --
   Net unrealized appreciation on investments ..................................           180,786
   Net unrealized depreciation on swap agreements ..............................          (197,996)
                                                                                        ----------
   Net realized and unrealized loss from investments and swap agreements .......           (17,210)
                                                                                        ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...........................        $  370,964
                                                                                        ==========



--------------
*   Commencement of operations.


    The accompanying notes are an integral part of the financial statements.

                  MBIA MUNICIPAL BOND INFLATION PROTECTION FUND


                       STATEMENT OF CHANGES IN NET ASSETS


                                                                               FOR THE PERIOD
                                                                              NOVEMBER 1, 2007*
                                                                              TO APRIL 30, 2008
                                                                            --------------------
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS
   Net investment income ..............................................         $     388,174
   Net realized gain/(loss) from investments ..........................                    --
   Net unrealized depreciation on investments and swap agreements .....               (17,210)
                                                                                -------------
   Net increase in net assets resulting from operations ...............               370,964
                                                                                -------------
LESS DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
   Dividends from net investment income ...............................              (324,202)
   Distributions from net realized capital gains ......................                    --
                                                                                -------------
   Total dividends and distributions to shareholders ..................              (324,202)
                                                                                -------------
INCREASE IN NET ASSETS DERIVED FROM CAPITAL SHARE TRANSACTIONS(1) .....            25,424,202
                                                                                -------------
   Total increase in net assets .......................................            25,470,964
                                                                                -------------
NET ASSETS
   Beginning of period ................................................                    --
                                                                                -------------
   End of period** ....................................................         $  25,470,964
                                                                                =============

-----------------------
*   Commencement of operations.
**  Includes undistributed net investment income of $63,972.
(1)  See Note 4 in the Notes to Financial Statements.


    The accompanying notes are an integral part of the financial statements.

                  MBIA MUNICIPAL BOND INFLATION PROTECTION FUND


                              FINANCIAL HIGHLIGHTS


--------------------------------------------------------------------------------
Contained below is per share operating performance data for each share outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. This information has been derived from information provided in the financial statements.
--------------------------------------------------------------------------------

                                                                                   FOR THE PERIOD
                                                                                  NOVEMBER 1, 2007*
                                                                                  TO APRIL 30, 2008
                                                                                 --------------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period ...........................................       $  10.00
                                                                                       --------
Net investment income ..........................................................           0.16
Net realized and unrealized loss on investments and swap agreements ............          (0.01)
                                                                                       --------
Net increase in net assets resulting from operations ...........................           0.15
                                                                                       --------
Dividends to shareholders from:
Net investment income ..........................................................          (0.13)
Net realized capital gains .....................................................             --
                                                                                       --------
Net asset value, end of period .................................................       $  10.02
                                                                                       --------
Total investment return(1) .....................................................           1.50%
                                                                                       ========
RATIO/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted) ......................................       $ 25,471
Ratio of expenses to average net assets(2) .....................................           0.65%
Ratio of expenses to average net assets without waivers and expense
   reimbursements(2) ...........................................................           1.89%
Ratio of net investment income to average net assets(2) ........................           3.14%
Portfolio turnover rate ........................................................           0.00%

*    Commencement of operations.
(1) Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.
     Total returns for periods less than one year are not annualized.
(2)  Annualized.


    The accompanying notes are an integral part of the financial statements.

                  MBIA MUNICIPAL BOND INFLATION PROTECTION FUND

                          NOTES TO FINANCIAL STATEMENTS
                                 APRIL 30, 2008



1.    ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     The MBIA Municipal Bond Inflation Protection Fund (the "Fund") is a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended, (the "Investment Company Act"), which commenced investment operations on November 1, 2007. The Fund is a separate series of FundVantage Trust (the "Trust") which was organized as a Delaware statutory trust on August 28, 2006. The Trust is a "series trust" authorized to issue separate series or classes of shares of beneficial interest. The Trust has established the Fund as a separate series of the Trust. Each series is treated as a separate entity for certain matters under the Investment Company Act, and for other purposes, and a shareholder of one series is not deemed to be a shareholder of any other series. As of April 30, 2008, there were two active investment series of the Trust, including the Fund.

     PORTFOLIO VALUATION -- The Fund's net asset value ("NAV") is calculated once daily at the close of regular trading hours on the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Fixed Income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed Income securities having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Investments in other open-end investment companies, if any, are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). Swaps are marked to market daily based upon quotations from independent market makers and the change, if any, is recorded as unrealized gain or loss in the statement of operations. Net payments of interest are recorded as realized gain or loss. If price quotes are unavailable or deemed unreliable, securities will be fair valued in accordance with procedures adopted by the Trust's Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. Additionally, amounts realized upon disposition of securities or derivative contracts could differ significantly from prices supplied by pricing services or dealers or using fair valuations.

     USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and those differences could be significant.

     INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES -- Investment transactions are recorded on trade date for financial statement preparation purposes. As prescribed by the Investment Company Act, for days other than financial reporting period ends, investment transactions not settling on the same day are recorded and factored into a fund's net asset value on the business day following trade date (T+1). Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Expenses common to all the Funds in the Trust are allocated among the Funds on the basis of average net assets. Distribution (12b-1) fees and shareholder services fees relating to a specific Class are charged directly to that Class. Expenses common to all Classes, investment income, and realized and unrealized gains and losses on investments are allocated to each Class based upon the relative daily net assets of each Class.

                  MBIA MUNICIPAL BOND INFLATION PROTECTION FUND

                                 APRIL 30, 2008



     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are declared, recorded on ex-date and paid to shareholders quarterly and distributions from net realized capital gains, if any, are declared, recorded on ex-date and paid at least annually to shareholders. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from generally accepted accounting principles. These differences include the treatment of non-taxable dividends, expiring capital loss carryforwards and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications within the components of net assets.

     U.S. TAX STATUS -- No provision is made for U.S. income taxes as it is the Fund's intention to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

     OTHER -- In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.

     SWAP AGREEMENTS -- The Fund may invest in swap agreements for the purpose of hedging against changes in interest rates. Swap agreements involve the exchange by the Fund with another party of their respective commitments to pay or receive interest with respect to a notional amount of principal. Swaps are marked to market daily based upon quotations from independent market makers and the change, if any, is recorded as unrealized gain or loss in the statement of operations. Net payments of interest are recorded as realized gain or loss. Risks could arise from entering into swap agreements from the potential inability of counterparties to meet the terms of their contracts, and from the potential inability to enter into a closing transaction. It is possible that developments in the swaps market could affect a fund's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.


2.    TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

     MBIA Capital Management Corp. ("MBIA-CMC" or the "Adviser"), serves as investment adviser to the Fund pursuant to an investment advisory agreement with the Trust (the "Advisory Agreement"). For its services, the Adviser is paid a monthly fee at the annual rate of 0.40% of the Fund's average daily net assets. MBIA-CMC has contractually agreed to a reduction of its advisory fee and/or reimbursement of other operating expenses in order to limit the Fund's total annual fund operating expenses to 0.65% of the Fund's average daily net assets through April 30, 2009. The Adviser may recoup any expenses or fees it has reimbursed within a three-year period from the year in which the Adviser reduced its compensation and/or assumed expenses of a Fund. For the period ended April 30, 2008, investment advisory fees accrued and waived were $49,447 and fees reimbursed by the Adviser were $81,222. At April 30, 2008, $33,654 is due from the Adviser for reimbursement of other expenses.

                  MBIA MUNICIPAL BOND INFLATION PROTECTION FUND

                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 APRIL 30, 2008


     PFPC Inc. ("PFPC"), a wholly-owned subsidiary of PFPC Worldwide Inc., an indirect wholly-owned subsidiary of The PNC Financial Services Group, Inc., provides administration and accounting, transfer agency, and custodian services. Pursuant to the Administration and Accounting Services Agreement; Transfer Agency Services Agreement; and the Custodian Services Agreement, collectively the "Agreements," PFPC is entitled to receive a monthly fee equal to an annual percentage rate of the Fund's average net assets. PFPC is entitled to receive a minimum monthly fee of $11,250 per Fund. For the period ended April 30, 2008, PFPC's admin fees were $77,530. PFPC voluntarily agreed to waive a portion of its administration fees from the Fund. For the period ended April 30, 2008, $22,350 was waived by PFPC.

     PFPC is entitled to receive transfer agent out of pocket expenses from the Fund. For the period ended April 30, 2008, PFPC transfer agency out of pocket fees were $12,883.

     PFPC Trust Company provides certain custodial services to the Fund. PFPC Trust Company is a wholly owned subsidiary of PFPC Worldwide, Inc. and an indirect wholly-owned subsidiary of The PNC Financial Services Group, Inc. For the period ended April 30, 2008, PFPC Trust Company received transaction charges and out of pocket expenses of $5,580.

     PFPC Distributors, Inc. ("PFPC Distributors"), a wholly-owned subsidiary of PFPC Worldwide, Inc. and an indirect wholly-owned subsidiary of The PNC Financial Services Group, Inc., provides principal underwriting services to the Fund.

     As of April 30, 2008, the Fund owed PFPC and its affiliates $30,761 for their services.

     Certain employees of PFPC are officers of the Fund. They are not compensated by the Fund.


3.    INVESTMENT IN SECURITIES

     For the period ended April 30, 2008, aggregate purchases and sales of investment securities (excluding short-term investments) of the Fund were as follows:

                                                       PURCHASES         SALES
                                                     -------------     ---------

     Investment Securities .....................      $24,894,005       $   --


4.    CAPITAL SHARE TRANSACTIONS

     For the period November 1, 2007 (commencement of operations) to April 30, 2008, transactions in capital shares were as follows:

                                             SHARES               VALUE
                                          -----------         ------------

     Sales                                  2,510,000          $25,100,000
     Reinvestments                             32,460              324,202
     Redemptions*                                  --                   --
                                           ----------          -----------
     Net Increase                           2,542,460          $25,424,202
                                           ==========          ===========


* There is a 1.00% redemption fee on shares redeemed which have been held 60 days or less.

                  MBIA MUNICIPAL BOND INFLATION PROTECTION FUND

                                 APRIL 30, 2008


     As of April 30, 2008, the following shareholder held, of record or beneficially, 10% or more of the outstanding shares of the Fund.

                          MBIA Insurance Corp.   100%


5.    FEDERAL INCOME TAX INFORMATION

     In order to present net asset  components  on the  Statement  of Assets and
Liabilities that more closely represent their tax character, certain reclassifications are made to the net asset components. For the period November 1, 2007 (commencement of operations) to April 30, 2008, there were no adjustments necessary for tax reclassification purposes.

     For the period November 1, 2007 (commencement of operations) to April 30, 2008, the tax character of distributions paid by the Fund was $320,090 of exempt interest dividends and $4,112 of ordinary income dividends. Distributions from net investment income and short term capital gains are treated as ordinary income for federal income tax purposes.

     As of April 30, 2008, the Fund had tax basis distributable tax-exempt income of $63,972. The differences between the book and tax basis components of distributable earnings relate primarily to the timing and recognition of income and gains for federal income tax purposes. Foreign currency and short-term capital gains are reported as ordinary income for federal income tax purposes.

     At April 30, 2008, the federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Fund was as follows:

     Federal tax cost                                          $25,107,710
                                                               -----------
     Gross unrealized appreciation                                 263,212
     Gross unrealized depreciation                                 (82,426)
                                                               -----------
     Net unrealized appreciation                               $   180,786
                                                               ===========

     Under federal tax law, foreign currency and capital losses realized after October 31 may be deferred and treated as having arisen on the first day of the following fiscal year. For the year ended April 30, 2008, there were no post October losses incurred in the Fund.

6.    NEW ACCOUNTING PRONOUNCEMENTS

     In July 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes, an interpretation of FAS Statement No. 109." FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be booked as a tax expense in the current year and recognized as: a liability for unrecognized tax benefits; a reduction of an income tax refund receivable; a reduction of deferred tax assets; an increase in deferred tax liability; or a

                  MBIA MUNICIPAL BOND INFLATION PROTECTION FUND

                    NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
                                 APRIL 30, 2008


combination thereof. Adoption of FIN 48 is required for the last net asset value calculation in the first required financial statement reporting period for fiscal years beginning after December 15, 2006. At this time, management has adopted FIN 48 and has determined that it has no impact on the Fund's financial statements.

     In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") 157, Fair Value Measurements, which clarifies the definition of fair value and requires companies to expand their disclosure about the use of fair value to measure assets and liabilities in interim and annual periods subsequent to initial recognition. Adoption of SFAS 157 requires the use of the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. At this time, management is in the process of reviewing the impact, if any, of the SFAS on the Fund's financial statements.

     In March 2008, Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("FAS 161") was issued and is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why a fund uses derivatives, how derivatives are accounted for, and how derivative instruments affect a fund's results of operations and financial position. Management is currently evaluating the impact of FAS 161 on financial statement disclosures, if any.

                  MBIA MUNICIPAL BOND INFLATION PROTECTION FUND

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



To the Board of Trustees and Shareholders of the MBIA Municipal Bond Inflation Protection Fund:

     In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the MBIA Municipal Bond Inflation Protection Fund (the "Fund") at April 30, 2008, and the results of its operations, the changes in its net assets and the financial highlights for the period November 1, 2007 (commencement of operations) through April 30, 2008, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at April 30, 2008 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.



PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
June 26, 2008

                  MBIA MUNICIPAL BOND INFLATION PROTECTION FUND

                           SHAREHOLDER TAX INFORMATION
                                 APRIL 30, 2008


     The Fund is required by Subchapter M of the Internal Revenue Code of 1986, as amended, to advise its shareholders within 60 days of the Fund's fiscal year end (April 30) as of the U.S. federal tax status of distributions received by the Fund's shareholders in respect of such fiscal year. During the fiscal year ended April 30, 2008, the Fund paid $320,090 of exempt interest dividends and $4,112 of ordinary income dividends to its shareholders.

     Because the Fund's fiscal year is not the calendar year, another notification will be sent with respect to calendar year 2008. The second notification, which will reflect the amount, if any, to be used by calendar year taxpayers on their U.S. federal income tax returns, will be made in conjunction with Form 1099-DIV and will be mailed in January 2009. Dividends from net investment income and short-term capital gains are treated as ordinary income dividends for federal income tax purposes.

     Foreign shareholders will generally be subject to U.S. withholding tax on the amount of their ordinary income dividends. They will generally not be entitled to a foreign tax credit or deduction for the withholding taxes paid by the Funds, if any.

     In general, dividends received by tax-exempt recipients (e.g., IRAs and Keoghs) need not be reported as taxable income for U.S. federal income tax purposes. However, some retirement trusts (e.g., corporate, Keogh and 403(b)(7) plans) may need this information for their annual information reporting.

     Shareholders are advised to consult their own tax advisers with respect to the tax consequences of their investment in the Fund.

                  MBIA MUNICIPAL BOND INFLATION PROTECTION FUND

                                OTHER INFORMATION
                                   (UNAUDITED)



PROXY VOTING

     Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling
(866) 499-2151 and on the Securities and Exchange Commission's ("SEC") website at http://www.sec.gov.


QUARTERLY PORTFOLIO SCHEDULES

     The Trust will file its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended July 31 and January 31) on Form N-Q. The Trust's Form N-Q will be available on the SEC website at http://www.sec.gov and may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information on the operation of the SEC Public Reference Room may be obtained by calling 1-800-SEC-0330.


SHAREHOLDER VOTING RESULTS


JUNE 4, 2008 SPECIAL MEETING OF SHAREHOLDERS

     A Special Meeting of Shareholders (the "Meeting") of the Trust was held on June 4, 2008 for the following purpose:

     To elect five Trustees to the Board of Trustees of the Trust to hold office until each of their respective successors is duly elected and qualified.

     All Trust shareholders of record at the close of business on March 26, 2008 were entitled to attend or submit proxies. As of the record date, the Trust had 12,975,229.982 shares outstanding. At the meeting, shareholders elected all five of the nominees. The results of the voting for the proposal were as follows:

                                       FOR             AGAINST        ABSTAINED
                                       VOTES           VOTES           VOTES
                                  -------------     ------------      --------
     Robert J. Christian            12,602,599         12,296             0
     Iqbal Mansur                   12,602,599         12,296             0
     Nicholas M. Marsini, Jr.       12,602,599         12,296             0
     Donald J. Puglisi              12,602,599         12,296             0
     Timothy G. Shack               12,602,599         12,296             0


EVALUATION OF ADVISORY AGREEMENT WITH
MBIA CAPITAL MANAGEMENT CORP.

     At a meeting held on May 31, 2007, the Board of Trustees (the "Board"), including a majority of the Trustees who are not "interested persons" as defined in the Investment Company Act of 1940 (the "Independent Trustees"), unanimously approved an advisory agreement between FundVantage Trust (the "Trust") and MBIA Capital Management Corp. ("MBIA" or "Adviser"). In determining whether to approve the agreement, the Trustees considered information provided by MBIA in accordance with Section 15(c) of the 1940 Act. The Trustees considered information that MBIA provided regarding (i) services to be performed for the Fund, (ii) the size and

                  MBIA MUNICIPAL BOND INFLATION PROTECTION FUND

                          OTHER INFORMATION (CONCLUDED)
                                   (UNAUDITED)


qualifications of MBIA's portfolio management team, (iii) how MBIA will manage the Fund including a general description of its investment decision-making process, sources of information and investment strategies, (iv) investment performance information for other managed accounts, and (v) brokerage selection procedures. MBIA also provided its Code of Ethics and proxy voting policies and procedures for the Trustees' review and consideration. MBIA also discussed the results of recent examinations by the SEC and FINRA and further elaborated on MBIA's compliance policies and procedures for the Trustees, including its risk management processes.

     MBIA provided information regarding its proposed advisory fee and an analysis of its fee in relation to the services to the Fund, the projected cost of providing such services, any other ancillary benefit resulting from MBIA's relationship with the Fund, the structure of and the method used to determine the compensation received by a portfolio manager and MBIA's most recent financial statements.

     The Trustees reviewed the services to be provided to the Fund by MBIA and concluded that the nature, extent and quality of the services to be provided were appropriate and consistent with the terms of the advisory agreement, and that the Fund is likely to benefit from MBIA's services. They also concluded that MBIA has sufficient personnel, with the appropriate education and experience, to serve the Fund effectively.

     The Trustees considered the costs and benefits received by MBIA in providing services to the Fund. The Trustees concluded that MBIA's fees from the Fund, in light of the Fund's estimated total expenses, were reasonable in relation to the nature and quality of the services provided, taking into account the fees charged by other advisers for managing comparable assets with similar strategies. The Trustees also concluded that the overall estimated expense ratio of the Fund is reasonable, taking into account the projected size of the Fund and the quality of services to be provided by MBIA.

     The Trustees considered the extent to which economies of scale would be realized relative to fee levels as the MBIA Fund grows, and whether the advisory fee levels reflect these economies of scale for the benefit of shareholders. The Board noted that the advisory fee did not include breakpoints at which the advisory fee would decrease as the Fund's assets increased, but noted that the Board had the ability to consider the implementation of breakpoints as the Fund's assets grew.

     In voting to approve the advisory agreement between the Trust and MBIA, the Board considered all relevant factors and the information presented to the Board by MBIA. In arriving at its decision, the Board did not identify any single factor as being of paramount importance and each member of the Board gave varying weights to each factor according to his own judgment. The Board determined that they had received adequate information and were able to conclude that the approval of the MBIA advisory agreement between the Trust and MBIA would be in the best interests of the Fund and its shareholders. As a result, the Board, including a majority of the Independent Trustees, approved the advisory agreement between the Trust and MBIA.

                  MBIA MUNICIPAL BOND INFLATION PROTECTION FUND

                                 PRIVACY POLICY


     The privacy of your personal financial information is extremely important to us. When you open an account with us, we collect a significant amount of information from you in order to properly invest and administer your account. We take very seriously the obligation to keep that information private and confidential, and we want you to know how we protect that important information.

     We collect nonpublic personal information about you from applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you, or our former clients, to our affiliates or to service providers or other third parties, except as permitted by law. We share only the information required to properly administer your accounts, which enables us to send transaction confirmations, monthly or quarterly statements, financials and tax forms. Even within FundVantage Trust and its affiliated entities, a limited number of people who actually service accounts will have access to your personal financial information. Further, we do not share information about our current or former clients with any outside marketing groups or sales entities.

     To ensure the highest degree of security and confidentiality, FundVantage Trust and its affiliates maintain various physical, electronic and procedural safeguards to protect your personal information. We also apply special measures for authentication of information you request or submit to us on our web site.

     If you have any questions or comments about our privacy practices, please call us at (866) 499-2151.

                  MBIA MUNICIPAL BOND INFLATION PROTECTION FUND

                                 FUND MANAGEMENT
                                   (UNAUDITED)


     FundVantage Trust (the "Trust") is governed by a Board of Trustees (the "Trustees"). The primary responsibility of the Trustees is to represent the interest of the Trust's shareholders and to provide oversight management of the Trust.

     The following table presents certain information regarding the Trustees and Officers of the Trust. Each person listed under "Interested Trustees" below is an "interested person" of the Trust, an investment adviser of a series of the Trust, or PFPC Distributors, Inc., the principal underwriter of the Trust (the "Underwriter"), as that term is defined under Section 2(a)(19) of the 1940 Act. Each person who is not an "interested person" of the Trust, an investment adviser of a series of the Trust, or the Underwriter within the meaning of the 1940 Act is referred to as an "Independent Trustee" and is listed under such heading below.

     The Statement of Additional Information for the Fund contains additional information about the Trustees and is available, without charge, upon request, by calling (866) 678-MBIA (or 6242).

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                        NUMBER OF
                                                                                                      PORTFOLIOS IN
                            POSITION(S)        TERM OF OFFICE                                         FUND COMPLEX        OTHER
 NAME, ADDRESS,                HELD             AND LENGTH OF               PRINCIPAL OCCUPATION(S)    OVERSEEN BY    DIRECTORSHIPS
AND DATE OF BIRTH           WITH TRUST           TIME SERVED                   FOR PAST 5 YEARS          TRUSTEE     HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
                                               INTERESTED TRUSTEES(1)
------------------------------------------------------------------------------------------------------------------------------------
NICHOLAS M. MARSINI, JR.     Trustee        Shall serve until  death,      Chief  Financial  Officer        8             None
103 Bellevue Parkway                        resignation  or  removal.      of PFPC  Worldwide,  Inc.
Wilmington, DE 19809                        Trustee since 2006.            from  September  1997  to
Date of Birth: 8/55                                                        present.
------------------------------------------------------------------------------------------------------------------------------------
TIMOTHY G. SHACK             Trustee        Shall serve until  death,      Executive Vice President         8             None
103 Bellevue Parkway                        resignation  or  removal.      and Chief Information
Wilmington, DE 19809                        Trustee since 2008.            Officer of The PNC
Date of Birth: 8/50                                                        Financial Services Group,
                                                                           Inc. and PNC Bank N.A.
                                                                           since 1998; Chairman of
                                                                           PNCPAC since 1998;
                                                                           Chairman of PFPC Corp.
                                                                           and PFPC Inc. since 2002;
                                                                           Chairman and Director of
                                                                           PFPC Worldwide Inc. since
                                                                           2002; Director of PFPC
                                                                           International Ltd. and
                                                                           PFPC Trust Company since
                                                                           2002; Chief Executive
                                                                           Officer of PFPC Corp.,
                                                                           PFPC Inc., PFPC Trust
                                                                           Company, and PFPC
                                                                           Worldwide Inc. from 2002
                                                                           to 2008; Member of The
                                                                           Financial Services
                                                                           Roundtable since 2000.
------------------------------------------------------------------------------------------------------------------------------------

(1) Messrs. Marsini and Shack are considered "interested persons" of the Trust as that term is defined in the 1940 Act. Mr. Marsini is an "interested Trustee" of the Trust because he is an affiliated person of the Underwriter by reason of his position as director of the Underwriter. Mr. Shack is an "interested Trustee" of the Trust because he owns shares of The PNC Financial Services Group, Inc. ("PNC"), of which the Underwriter is an indirect wholly-owned subsidiary. In addition, each of Messrs. Marsini and Shack serve as an officer or director or is an employee of PNC or one or more subsidiaries of PNC which may be deemed to control, be controlled by or under common control with the Underwriter.

                  MBIA MUNICIPAL BOND INFLATION PROTECTION FUND

                                   (UNAUDITED)


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                        NUMBER OF
                                                                                                      PORTFOLIOS IN
                            POSITION(S)        TERM OF OFFICE                                         FUND COMPLEX        OTHER
 NAME, ADDRESS,                HELD             AND LENGTH OF               PRINCIPAL OCCUPATION(S)    OVERSEEN BY    DIRECTORSHIPS
AND DATE OF BIRTH           WITH TRUST           TIME SERVED                   FOR PAST 5 YEARS          TRUSTEE     HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
                                               INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
ROBERT J. CHRISTIAN          Trustee and     Shall serve until death,       Retired since February          8    WT Mutual Fund (22
103 Bellevue Parkway         Chairman of     resignation or removal.        2006. Executive Vice                 portfolios);
Wilmington, DE 19809         the Board       Trustee and Chairman           President of Wilmington              Optimum Fund Trust
Date of Birth: 2/49                          since 2007.                    Trust Company from                   (6 portfolios)
                                                                            February 1996 to February
                                                                            2006. President of Rodney
                                                                            Square Management
                                                                            Corporation ("RSMC") from
                                                                            1996 to 2005. Vice
                                                                            President of RSMC from
                                                                            2005 to 2006.
------------------------------------------------------------------------------------------------------------------------------------
IQBAL MANSUR                 Trustee         Shall serve until death,       Professor, Widener              8     None
103 Bellevue Parkway                         resignation or removal.        University.
Wilmington, DE 19809                         Trustee since 2007.
Date of Birth: 6/55
------------------------------------------------------------------------------------------------------------------------------------
DONALD J. PUGLISI            Trustee         Shall serve until death,       Managing Director of            8    American Express
103 Bellevue Parkway                         resignation or removal.        Puglisi & Associates                 Receivables
Wilmington, DE 19809                         Trustee since 2008.            (financial,                          Financing
Date of Birth: 8/45                                                         administrative and                   Corporation II; BNP
                                                                            consulting services) from            US Funding L.L.C.;
                                                                            1973 to present; and MBNA            Merrill Lynch
                                                                            America Professor of                 Mortgage Investors,
                                                                            Business Emeritus at the             Inc.; and SDG&E
                                                                            University of Delaware               Funding LLC
                                                                            from 2001 to present; and
                                                                            Commissioner, The State
                                                                            Delaware Public Service
                                                                            Commission from 1997 to
                                                                            2004.
------------------------------------------------------------------------------------------------------------------------------------

                  MBIA MUNICIPAL BOND INFLATION PROTECTION FUND


                           FUND MANAGEMENT (CONCLUDED)
                                   (UNAUDITED)


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                        NUMBER OF
                                                                                                      PORTFOLIOS IN
                            POSITION(S)        TERM OF OFFICE                                         FUND COMPLEX        OTHER
 NAME, ADDRESS,                HELD             AND LENGTH OF               PRINCIPAL OCCUPATION(S)    OVERSEEN BY    DIRECTORSHIPS
AND DATE OF BIRTH           WITH TRUST           TIME SERVED                   FOR PAST 5 YEARS          TRUSTEE     HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
                                               EXECUTIVE OFFICERS
------------------------------------------------------------------------------------------------------------------------------------
JOEL WEISS                    President      Shall serve until death,       Vice President and              N/A           N/A
103 Bellevue Parkway          and Chief      resignation or removal.        Managing Director of PFPC
Wilmington, DE 19809          Executive      Officer since 2007.            Inc. since 1993.
Date of Birth: 1/63           Officer
------------------------------------------------------------------------------------------------------------------------------------
JAMES SHAW                    Treasurer      Shall serve until death,       Vice President of PFPC          N/A           N/A
103 Bellevue Parkway          and Chief      resignation or removal.        Inc. and predecessor
Wilmington, DE 19809          Financial      Officer since 2007.            firms since 1995.
Date of Birth: 10/60          Officer
------------------------------------------------------------------------------------------------------------------------------------
DAVID LEBISKY                 Secretary      Shall serve until death,       Vice President in               N/A           N/A
103 Bellevue Parkway                         resignation or removal.        Regulatory Administration
Wilmington, DE 19809                         Officer since 2007.            of PFPC Inc. since
Date of Birth: 5/72                                                         January 2002.
------------------------------------------------------------------------------------------------------------------------------------
SALVATORE FAIA                Chief         Shall serve until death,        President and Founder of        N/A           N/A
103 Bellevue Parkway          Compliance    resignation or removal.         Vigilant Compliance since
Wilmington, DE 19809          Officer       Officer since 2007.             August 15, 2004; Senior
Date of Birth: 12/62                                                        Legal Counsel, PFPC Inc.,
                                                                            from 2002 to 2004.
------------------------------------------------------------------------------------------------------------------------------------

                      [THIS PAGE INTENTIONALLY LEFT BLANK.]

                      [THIS PAGE INTENTIONALLY LEFT BLANK.]

================================================================================


INVESTMENT ADVISER
MBIA Capital Management Corp.
113 King Street
Armonk, New York 10504

ADMINISTRATOR
PFPC Inc.
760 Moore Road
King of Prussia, PA 19406

TRANSFER AGENT
PFPC Inc.
760 Moore Road
King of Prussia, PA 19406

UNDERWRITER
PFPC Distributors, Inc.
760 Moore Road
King of Prussia, PA 19406

CUSTODIAN
PFPC Trust Company
8800 Tinicum Blvd.
4th Floor
Philadelphia, PA 19153

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
Two Commerce Square, Suite 1700
2001 Market Street
Philadelphia, PA 19103-7042

LEGAL COUNSEL
Pepper Hamilton LLP
3000 Two Logan Square
18th and Arch Streets
Philadelphia, PA 19103


================================================================================

                                 [LOGO OMITTED]




                                [GRAPHIC OMITTED]

                                     LATEEF
                                   INVESTMENT
                                   MANAGEMENT




                                   LATEEF FUND
                                       of
                                FUNDVANTAGE TRUST

                                 Class I Shares
                                 Class A Shares
                                 Class C Shares


                                  ANNUAL REPORT
                                 April 30, 2008




This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Fund. Shares of Lateef Fund are distributed by PFPC Distributors, Inc., 760 Moore Road, King of Prussia, PA 19406.

                                   LATEEF FUND

                       ANNUAL INVESTMENT ADVISOR'S REPORT
                                 APRIL 30, 2008
                                   (UNAUDITED)


DEAR LATEEF FUND SHAREHOLDER,

The Fund's fiscal period ended April 30, 2008 was characterized by a tale of two periods: before and after March 17th. This was the day the Fed, in conjunction with JPMorgan, orchestrated a buyout of Bear Stearns to prevent bankruptcy and related collateral damage from counter-party obligations. From the end of January to March 17th, the S&P 500(R) Index fell 7.1% and volatility in the market increased by over 23%. Concerns of financial dislocation ran high driven by the continued struggles of the housing market, Bear Stearns' precipitous fall, and concerns of an impending recession. From March 17th until the end of the fiscal quarter ended April 30th, the market rallied 8.7% and volatility collapsed over 35% as market participants rushed back into the market with the belief that the worst of the crisis was over and that the Fed would step in and do whatever was necessary to prevent a severe financial calamity. For the quarter, your Fund declined 6.1% versus the S&P 500(R) Index increase of 1.0%(1). Since inception (September 6, 2007), your Fund declined 6.2% versus the S&P 500's negative 3.3%.

In this volatile market, wild market price moves are often mistakenly associated with actual fundamental value changes. Although we investigate and are mindful of new developments and large price changes, we focus on what we can control - understanding a company's competitive advantages and appropriately valuing the businesses. Long-term, stock prices will reflect the underlying value of the sustainable cash flow generation of the company. We focus on the fundamental value drivers of the businesses to evaluate what the future cash flows will be. If the stock price is trading at a substantial discount to our estimate of its intrinsic worth, we buy the stock. Our objective is to buy with a large margin of safety with limited downside and significant upside. We seek companies whose intrinsic values typically progress at a relatively steady rate, but their stock prices may fluctuate around their intrinsic values. In fact, stock prices generally gyrate nearly 50% or more in a given year. We remind ourselves of Benjamin Graham's timeless advice to let the markets serve us, not instruct us.

Nevertheless, your Fund has not been immune to the overall market decline and prices of several of our owned companies have declined since the beginning of the year.

Apollo Group, the largest for-profit education company in the United States, fell 36% as investors were disappointed that Apollo missed consensus analyst's quarterly earnings estimate at the end of March. Apollo chose to sacrifice short-term profits to invest more aggressively in their business, sustain their growth rate, and build a better company for the future. We believe that these investments will generate high margin revenue that will drive improved cash flow, potentially bringing future benefits to shareholders.

United Healthcare, the largest health management company in the U.S., also fell 36% in the quarter as they too disappointed investors with their first quarter report due to a more severe flu season, not retaining as many commercial lives from their recent PacifiCare acquisition and higher costs. We are encouraged by United and its competitors raising prices, recent senior management changes and United's plans to buy back some of their shares. United is priced below our estimate of intrinsic value.

We sold two positions during the quarter, Sherwin Williams (due to softening end markets which led to negative organic sales growth; cost pressures; added debt limiting share buybacks; concerns over its plan to raise prices), and Freeport McMoRan (over concerns about a speculative bubble in copper inflation).

We added a new position during the quarter, The Walt Disney Company. We believe Disney's stock price is over discounting cyclical fears and is attractively priced.

                                   LATEEF FUND

                       ANNUAL INVESTMENT ADVISOR'S REPORT
                                 APRIL 30, 2008
                                   (UNAUDITED)


Our investments have generated cash upon which we have made reasonable assumptions to value the company. In fact, the median free cash flow yield of our invested companies has been approximately 5%, and we believe they will be able to compound this free cash flow at high rates for the foreseeable future. These businesses have demonstrated the ability to generate sufficient cash to fully pay for internal growth as well as external uses such as paying a dividend, buying back shares or making an acquisition. Our companies have been self-funding and not vulnerable to the whims and idiosyncrasies of Wall Street to supply them with capital at critical junctures in their corporate lives as many banks and brokers recently have experienced as they bolstered their depleted capital and have diluted shareholders.

We do not attempt to forecast market movements, nor do we try to pretend to know how the market will "act" in the next quarter. We focus all of our efforts on investing in outstanding businesses that have sustainable competitive advantages led by first-rate management teams. We then wait patiently to purchase these businesses at significant discounts to their intrinsic value. We hope to add other terrific businesses to the Fund and we believe our patience and discipline should be rewarded over time as these companies execute their strategy and add value.

Of course, you should remember that there can be no guarantee that a company which has performed well in the past will continue to perform well in the future. Nor can there be any guarantee that the Fund will achieve its investment objectives.

Thank you for entrusting us with your confidence. We appreciate your support and look forward to communicating with you in the future.


Lateef Investment Management




-------------------------------------------
     This letter is intended to assist shareholders in understanding how the Fund performed during the fiscal period ended April 30, 2008 and reflects the views of the investment adviser at the time of this writing. Of course these views may change and they do not guarantee the future performance of the Fund or the markets.

(1) For purposes of this letter, we utilize the investment returns for Lateef Fund Class I shares (ticker: LIMIX). The only difference in shareholder returns is the expense ratio, which varies by class of shares.

                                   LATEEF FUND

                                  ANNUAL REPORT
                                 APRIL 30, 2008
                                   (UNAUDITED)


             Comparison of Change in Value of $10,000 Investment in Lateef Fund vs. Russell 3000(R) Index and S&P 500(R) Index



                                      Lateef Fund --
                     Lateef Fund --       Class A        Lateef Fund --    Russell 3000(R)    S&P 500(R)
                        Class I        (with load)         Class C            Index            Index
9/6/07                  $10,000          $ 9,497           $10,000          $10,000           $10,000
9/30/07                  10,060            9,554            10,060           10,365            10,374
10/31/07                 10,590           10,057            10,570           10,555            10,539
11/30/07                 10,401            9,877            10,380           10,080            10,098
12/31/07                 10,298            9,776            10,260           10,018            10,028
1/31/08                   9,987            9,481             9,950            9,411             9,427
2/29/08                   9,527            9,035             9,480            9,118             9,121
3/31/08                   9,107            8,645             9,060            9,065             9,223
4/30/08                   9,377            8,892             9,310            9,518             9,672


             Past performance is not predictive of future results.



--------------------------------------------------------------------------------
                Total Returns For the Period Ended April 30, 2008


                                                        SINCE
                                                     INCEPTION*
                                                     ----------
CLASS I SHARES                                         (6.23)%
CLASS A SHARES (WITH LOAD)                            (11.08)%
CLASS C SHARES                                         (6.90)%
RUSSELL 3000(R) INDEX                                  (4.82)%
S&P 500(R) Index                                       (3.28)%
--------------------------------------------------------------------------------

* The Fund commenced operations on September 6, 2007.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained by calling 1(866) 499-2151. The Fund intends to evaluate performance as compared to that of the Standard & Poor's 500(R) Composite Stock Price Index ("S&P 500(R) Index") and the Russell 3000(R) Index. The S&P 500(R) Index is a widely recognized, unmanaged index of 500 common stocks which are generally representative of the U.S. stock market as a whole. The Russell 3000(R) Index is an unmanaged index that measures the performance of the 3,000 largest U.S. stocks, representing about 98% of the total capitalization of the entire U.S. stock market. It is impossible to invest directly in an index.

The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table and graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of fund shares. The Fund's gross annual operating expense ratios, as stated in the current prospectus, are 1.40%, 1.65%, and 2.40% for Class I, Class A, and Class C Shares, respectively. These rates can fluctuate and may differ from the actual expenses incurred by the Fund for the period covered by this report. The maximum sales charge on the purchase of Class A Shares, as a percentage of the offering price, is 5.00%. The total return shown, for Class A Shares, reflects the deduction of the maximum sales charge. For all three classes, a 2% redemption fee applies to shares redeemed within 120 days of purchase.

                                   LATEEF FUND

                             FUND EXPENSE DISCLOSURE
                                 APRIL 30, 2008
                                   (UNAUDITED)


     As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

     These examples are based on an investment of $1,000 invested at the beginning of the six month period from November 1, 2007 through April 30, 2008, and held for the entire period.

ACTUAL EXPENSES

     The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     The second line of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

     Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                   LATEEF FUND

                       FUND EXPENSE DISCLOSURE (CONCLUDED)
                                 APRIL 30, 2008
                                  (UNAUDITED)



                                                                          LATEEF FUND
                                              -----------------------------------------------------------------------
                                              BEGINNING ACCOUNT VALUE       ENDING ACCOUNT VALUE       EXPENSES PAID
                                                 NOVEMBER 1, 2007              APRIL 30, 2008          DURING PERIOD*
                                              -----------------------       --------------------       --------------

Class I Shares
  Actual                                             $1,000.00                   $  885.40                 $ 7.97
  Hypothetical (5% return before expenses)            1,000.00                    1,016.30                   8.56

Class A Shares
  Actual                                             $1,000.00                   $  884.20                 $ 9.12
  Hypothetical (5% return before expenses)            1,000.00                    1,015.06                   9.80

Class C Shares
  Actual                                             $1,000.00                   $  880.80                 $12.62
  Hypothetical (5% return before expenses)            1,000.00                    1,011.28                  13.58


--------------
* Expenses are equal to an annualized expense ratio for the six-month period ended April 30, 2008 of 1.70%, 1.95%, and 2.70% for Class I, Class A, and Class C Shares, respectively, for the Fund, multiplied by the average account value over the period, multiplied by the number of days in the most recent period (182), then divided by 366 to reflect the period. The Fund's ending account values on the first line in each table are based on the actual six-month total returns for the Fund of (11.46)%, (11.58)%, and (11.92)% for Class I, Class A, and Class C Shares, respectively.

                                   LATEEF FUND

                        PORTFOLIO HOLDINGS SUMMARY TABLE
                                 APRIL 30, 2008
                                   (UNAUDITED)


                                  % of Net
                                   Assets         Value
                                  --------    ------------
COMMON STOCKS:
   Diversified Financials........   16.4%     $ 16,493,253
   Business Services.............   15.1        15,188,879
   Broadcasting..................    9.8         9,881,221
   Consumer Services.............    7.9         7,954,143
   Insurance.....................    7.2         7,233,711
   Medical & Medical Services....    6.4         6,463,285
   Aerospace & Defense...........    5.1         5,178,302
Short-Term Investment............   32.6        32,770,558
Liabilities in Excess of
Other Assets.....................   (0.5)         (496,343)
                                  --------    ------------
NET ASSETS.......................  100.0%     $100,667,009
                                  ========    ============


-----------------------
Portfolio holdings are subject to change at any time.







    The accompanying notes are an integral part of the financial statements.

                                   LATEEF FUND

                            PORTFOLIO OF INVESTMENTS
                                 APRIL 30, 2008




                                 Number of
                                  Shares          Value
                                 ---------    ------------
COMMON STOCKS -- 67.9%
AEROSPACE & DEFENSE -- 5.1%
Rockwell Collins, Inc.........     82,052     $  5,178,302
                                              ------------

BROADCASTING -- 9.8%
Walt Disney Co. (The).........    149,984        4,863,981
Liberty Global, Inc., Class A*    141,770        5,017,240
                                              ------------
                                                 9,881,221
                                              ------------

BUSINESS SERVICES -- 15.1%
Automatic Data Processing,
   Inc........................    171,808        7,593,914
Paychex, Inc..................    208,825        7,594,965
                                              ------------
                                                15,188,879
                                              ------------

CONSUMER SERVICES -- 7.9%
Apollo Group, Inc.*...........    156,270        7,954,143
                                              ------------

DIVERSIFIED FINANCIALS -- 16.4%
Affiliated Managers Group,
   Inc.*......................     55,135        5,477,111
American Express Co...........     89,588        4,302,016
Nasdaq OMX Group (The)*.......    184,201        6,714,126
                                              ------------
                                                16,493,253
                                              ------------

INSURANCE -- 7.2%
Berkshire Hathaway, Inc.*.....      1,623        7,233,711
                                              ------------



                                 Number of
                                  Shares          Value
                                 ---------    ------------
COMMON STOCKS -- (CONTINUED)
MEDICAL & MEDICAL SERVICES -- 6.4%
UnitedHealth Group, Inc.......    198,078     $  6,463,285
                                              ------------
   TOTAL COMMON STOCKS
     (Cost $75,751,638).......                  68,392,794
                                              ------------

SHORT-TERM INVESTMENT -- 32.6%
PNC Bank Money Market
   Account.................... 32,770,558       32,770,558
                                              ------------

   TOTAL SHORT-TERM
     INVESTMENT
     (Cost $32,770,558).......                  32,770,558
                                              ------------

TOTAL INVESTMENTS -- 100.5%
   (Cost $108,522,196)........                 101,163,352

LIABILITIES IN EXCESS
   OF OTHER
   ASSETS -- (0.5)%............                   (496,343)
                                              ------------
NET ASSETS -- 100.0%...........               $100,667,009
                                              ============

------------
* Non-income producing.






    The accompanying notes are an integral part of the financial statements.

                                   LATEEF FUND

                       STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2008



ASSETS
   Investments, at value (cost $108,522,196)..........................................        $101,163,352
   Receivable for capital shares sold.................................................             337,253
   Dividends and interest receivable..................................................             123,260
   Prepaid expenses and other assets..................................................              40,792
                                                                                              ------------
      Total assets....................................................................         101,664,657
                                                                                              ------------
LIABILITIES
   Payable for capital shares redeemed................................................             573,440
   Payable for investments purchased..................................................             234,337
   Payable to Advisor.................................................................              81,111
   Payable to Trustees and Officers...................................................               2,718
   Accrued expenses...................................................................             106,042
                                                                                              ------------
      Total liabilities...............................................................             997,648
                                                                                              ------------
NET ASSETS............................................................................        $100,667,009
                                                                                              ============

NET ASSETS CONSISTED OF:
   Capital stock, $0.01 par value.....................................................        $    107,656
   Paid-in capital ...................................................................         108,716,172
   Accumulated net realized loss from investments.....................................            (797,975)
   Net unrealized depreciation on investments.........................................          (7,358,844)
                                                                                              ------------
      Net assets......................................................................        $100,667,009
                                                                                              ============

CLASS I:
   Net asset value, offering and redemption price per share ($26,555,838/2,833,949
      outstanding shares).............................................................        $       9.37
                                                                                              ============

CLASS A:
   Net asset value and redemption price per share ($46,944,433/5,014,851
      outstanding shares).............................................................        $       9.36
                                                                                              ============
   Maximum offering price per share (100/95 of $9.36).................................        $       9.85
                                                                                              ============

CLASS C:
   Net asset value, offering and redemption price per share ($27,166,738/2,916,759
      outstanding shares).............................................................        $       9.31
                                                                                              ============



    The accompanying notes are an integral part of the financial statements.

                                   LATEEF FUND

                             STATEMENT OF OPERATIONS





                                                                FOR THE PERIOD
                                                              SEPTEMBER 6, 2007*
                                                               TO APRIL 30, 2008
                                                              ------------------
INVESTMENT INCOME
   Dividends.................................................     $   884,654
                                                                  -----------
   Total investment income...................................         884,654
                                                                  -----------
EXPENSES
   Advisory fees.............................................         489,082
   Administration and accounting fees........................         105,101
   Distribution fees (Class C)...............................          92,677
   Transfer agent out of pocket fees.........................          72,516
   Distribution fees (Class A)...............................          59,975
   Professional fees.........................................          46,000
   Shareholder servicing fees (Class C)......................          34,711
   Printing and shareholder reporting fees...................          30,200
   Trustees' and officers' fees..............................          30,000
   Registration and filing fees..............................          30,000
   Custodian transaction and out of pocket fees..............           7,056
   Other expenses............................................          69,967
                                                                  -----------
      Total expenses.........................................       1,067,285
                                                                  -----------
   Net investment loss.......................................        (182,631)
                                                                  -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS:
   Net realized loss from investments........................        (825,653)
   Net realized gain from written options....................          29,598
   Net change in unrealized depreciation on investments......      (7,358,844)
                                                                  -----------
Net realized and unrealized loss from investments............      (8,154,899)
                                                                  -----------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS.........     $(8,337,530)
                                                                  ===========


-----------
*   Commencement of operations.




    The accompanying notes are an integral part of the financial statements.

                                   LATEEF FUND

                       STATEMENT OF CHANGES IN NET ASSETS



                                                                         FOR THE PERIOD
                                                                       SEPTEMBER 6, 2007*
                                                                        TO APRIL 30, 2008
                                                                       ------------------
DECREASE IN NET ASSETS FROM OPERATIONS
   Net investment loss..............................................     $   (182,631)
   Net realized loss from investments and written options...........         (796,055)
   Net change in unrealized depreciation on investments.............       (7,358,844)
                                                                         ------------
   Net decrease in net assets resulting from operations.............       (8,337,530)
                                                                         ------------
LESS DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
   Tax return of capital:
     Class I........................................................          (15,542)
     Class A........................................................          (15,052)
     Class C........................................................             (488)
                                                                         ------------
   Total tax return of capital......................................          (31,082)
                                                                         ------------
INCREASE IN NET ASSETS DERIVED FROM CAPITAL SHARE TRANSACTIONS(1)...      109,035,621
                                                                         ------------
   Total increase in net assets.....................................      100,667,009
                                                                         ------------
NET ASSETS
   Beginning of period..............................................               --
                                                                         ------------
   End of period....................................................     $100,667,009
                                                                         ============


----------
*   Commencement of operations.
(1) See Note 4 in the Notes to Financial Statements.






    The accompanying notes are an integral part of the financial statements.

                                   LATEEF FUND

                              FINANCIAL HIGHLIGHTS



--------------------------------------------------------------------------------
Contained below is per share operating performance data for each class of shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. This information has been derived from information provided in the financial statements.
--------------------------------------------------------------------------------

                                                                     CLASS I            CLASS A            CLASS C
                                                               ------------------  -----------------  -----------------
                                                                 FOR THE PERIOD      FOR THE PERIOD     FOR THE PERIOD
                                                               SEPTEMBER 6, 2007*  SEPTEMBER 6, 2007* SEPTEMBER 6, 2007*
                                                                TO APRIL 30, 2008   TO APRIL 30, 2008  TO APRIL 30, 2008
                                                               ------------------  -----------------  -----------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period..........................       $ 10.00             $ 10.00            $ 10.00

Net investment loss...........................................            --**             (0.01)             (0.06)
Net realized and unrealized loss on investments...............         (0.62)              (0.63)             (0.63)
                                                                     -------             -------            -------
Net decrease in net assets resulting from operations..........         (0.62)              (0.64)             (0.69)
                                                                     -------             -------            -------
Dividends to shareholders from:
Tax return of capital.........................................         (0.01)                 --**               --**
                                                                     -------             -------            -------
Net asset value, end of period................................       $  9.37             $  9.36            $  9.31
                                                                     =======             =======            =======
Total investment return(1)....................................         (6.23)%             (6.37)%            (6.90)%

RATIO/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted).....................       $26,556             $46,944            $27,167
Ratio of expenses to average net assets(2)....................          1.80%               2.05%              2.80%
Ratio of net investment income to average net assets(2).......          0.00%              (0.23)%            (0.98)%
Portfolio turnover rate.......................................         16.00%              16.00%             16.00%

--------------------
*    Commencement of operations.
**   Amount is less than $0.01 per share.
(1) Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized.
(2)  Annualized.




    The accompanying notes are an integral part of the financial statements.

                                   LATEEF FUND

                          NOTES TO FINANCIAL STATEMENTS
                                 APRIL 30, 2008



1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     The Lateef Fund (the "Fund") is a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended, (the "Investment Company Act"), which commenced investment operations on September 6, 2007. The Fund is a separate series of FundVantage Trust (the "Trust") which was organized as a Delaware statutory trust on August 28, 2006. The Trust is a "series trust" authorized to issue separate series or classes of shares of beneficial interest. The Trust has established the Fund as a separate series of the Trust. Each series is treated as a separate entity for certain matters under the Investment Company Act, and for other purposes, and a shareholder of one series is not deemed to be a shareholder of any other series. The Fund offers separate classes of shares, Class I, Class A, and Class C Shares. Class A Shares are sold subject to a front-end sales charge. Front-end sales charges may be reduced or waived under certain circumstances.

     PORTFOLIO VALUATION -- The Fund's net asset value ("NAV") is calculated once daily at the close of regular trading hours on the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (NASDAQ) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed Income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed Income securities having a remaining maturity of 60 days or less are valued at amortized cost. Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Trust's Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

     USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

                                   LATEEF FUND

                                 APRIL 30, 2008



     INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES -- Investment transactions are recorded on trade date for financial statement preparation purposes. As prescribed by the Investment Company Act, for days other than financial reporting period ends, investment transactions not settling on the same day are recorded and factored into a fund's net asset value on the business day following trade date (T+1). Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Expenses common to all the Funds in the Trust are allocated among the Funds on the basis of average net assets. Distribution (12b-1) fees and shareholder services fees relating to a specific Class are charged directly to that Class. Expenses common to all Classes, investment income, and realized and unrealized gains and losses on investments are allocated to each Class based upon the relative daily net assets of each Class.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income and distributions from net realized capital gains, if any, are declared, recorded on ex-date and paid at least annually to shareholders. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from generally accepted accounting principles. These differences include the treatment of non-taxable dividends, expiring capital loss carryforwards and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications within the components of net assets.

     U.S. TAX STATUS -- No provision is made for U.S. income taxes as it is the Fund's intention to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

     OTHER -- In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.

     OPTIONS -- The Lateef Fund may buy put and call options and write covered call and secured put options. Such options may relate to particular securities or domestic stock indices, and may or may not be listed on a domestic securities exchange or issued by the Options Clearing Corporation. The risk in writing a call option is that a Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that a Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in purchasing an option is that a Fund pays a premium whether or not the option is exercised. A Fund also has the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. A Fund also may write over-the-counter options where completing the obligation depends upon the credit standing of the other party. Option contracts also involve the risk that they may result in loss due to unanticipated developments in market conditions or other causes.

                                   LATEEF FUND

                                 APRIL 30, 2008



     Options purchased are recorded as an asset and written options are recorded as liabilities to the extent of premiums paid or received. Gains or losses are realized when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of the premium received or paid.

     The Lateef Fund had transactions in options written during the period September 6, 2007 (Commencement of operations) to April 30, 2008 as follows:

                                                      NUMBER OF        PREMIUMS
                                                      CONTRACTS        RECEIVED
                                                      ---------        ---------
     Options outstanding at September 6, 2007             --           $    --
     Options written                                     676            79,292
     Options expired                                    (626)          (77,342)
     Options exercised                                   (50)           (1,950)
                                                       -----           -------
     Options outstanding at April 30, 2008                --           $    --
                                                       =====           =======

     The Lateef Fund held no options at April 30, 2008.

2.   TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

     Lateef Investment Management, L.P. ("Lateef" or the "Adviser"), serves as investment adviser to the Fund pursuant to an investment advisory agreement with the Trust (the "Advisory Agreement"). For its services, the Adviser is paid a monthly fee at the annual rate of 1.00% of the Fund's average daily net assets under $500 million; 0.95% of the Fund's average daily net assets of $500 million or more but less than $1 billion; and 0.90% on assets of $1 billion and over. Each class of shares of the Fund pays its respective pro-rata portion of the advisory fee payable by the Fund. For the period ended April 30, 2008, investment advisory fees owed to the Adviser are $81,111.

     PFPC Inc. ("PFPC"), a wholly-owned subsidiary of PFPC Worldwide Inc., an indirect wholly-owned subsidiary of The PNC Financial Services Group, Inc., serves as administrator for the Fund. Administration and accounting fees accrued also include Transfer Agent and Dividend Disbursing Agent fees, Custodian fees and Administration Service fees. For providing administrative and accounting services, PFPC is entitled to receive a monthly fee equal to an annual percentage rate of the Fund's average daily net assets. PFPC is entitled to receive a minimum monthly fee of $11,250. For the period ended April 30, 2008, PFPC's administration and accounting fees were $105,101.

     For providing transfer agent services, PFPC is entitled to receive out of pocket expenses. For the period ended April 30, 2008, PFPC out of pocket transfer agency fees were $72,516.

                                   LATEEF FUND

                                 APRIL 30, 2008



     PFPC Trust Company provides certain custodial services to the Fund. PFPC Trust Company is a wholly-owned subsidiary of PFPC Worldwide, Inc. and an indirect wholly-owned subsidiary of The PNC Financial Services Group, Inc. For the period ended April 30, 2008, PFPC Trust Company received transaction charges and out of pocket expenses of $7,056.

     PFPC Distributors, Inc. ("PFPC Distributors"), a wholly-owned subsidiary of PFPC Worldwide, Inc. and an indirect wholly-owned subsidiary of The PNC Financial Services Group, Inc., provides principal underwriting services to the Fund.

     The Trust and PFPC Distributors, Inc. (the "Underwriter"), are parties to an underwriting agreement dated July 19, 2007. The Trust has adopted a distribution plan for Class A and Class C Shares in accordance with Rule 12b-1 under the 1940 Act. Pursuant to the Class A and Class C Shares plan, the Fund compensates the Underwriter for direct and indirect costs and expenses incurred in connection with advertising, marketing and other distribution services in an amount not to exceed 0.25% and 0.75%, respectively, on an annualized basis of the average daily net assets of the Fund's Class A and Class C Shares.

     As of April 30, 2008, the Fund owed PFPC and its affiliates $52,262 for their services.

     The Trust maintains a Shareholder Services Plan (the "Services Plan") with respect to the Class C Shares in the Fund. Pursuant to such Services Plan, the Trust enters into shareholder servicing agreements with certain financial institutions under which they agree to provide shareholder administrative services to their customers who beneficially own Class C Shares in consideration for payment of a fee of 0.25% on an annual basis, based on Class C Shares average daily net assets.

     Certain employees of PFPC are officers of the Fund. They are not compensated by the Fund.

3.   INVESTMENT IN SECURITIES

     For the period ended April 30, 2008, aggregate purchases and sales of investment securities (excluding short-term investments) of the Fund were as follows:

                                                     PURCHASES          SALES
                                                    -----------      -----------
     Investment Securities.....................     $84,085,151      $ 7,491,862

                                   LATEEF FUND

                                 APRIL 30, 2008



4.   CAPITAL SHARE TRANSACTIONS

     For the period September 6, 2007 (commencement of operations) to April 30, 2008, transactions in capital shares were as follows:

                                                 SHARES             VALUE
                                              -----------        -----------
Class I Shares:
     Sales................................      3,301,988        $33,155,617
     Reinvestments........................          1,344             14,015
     Redemption Fees*.....................             --             16,848
     Redemptions..........................       (469,383)        (4,497,654)
                                              -----------        -----------
     Net Increase.........................      2,833,949        $28,688,826
                                              ===========        ===========

Class A Shares:
     Sales ...............................      5,411,595        $54,701,825
     Reinvestments .......................          1,376             14,336
     Redemption Fees*.....................             --             32,722
     Redemptions .........................       (398,120)        (3,800,133)
                                              -----------        -----------
     Net Increase.........................      5,014,851        $50,948,750
                                              ===========        ===========

Class C Shares:
     Sales................................      3,025,546        $30,429,203
     Reinvestments........................             45                466
     Redemption Fees*.....................             --             17,288
     Redemptions .........................       (108,832)        (1,048,912)
                                              -----------        -----------
     Net Increase.........................      2,916,759        $29,398,045
                                              ===========        ===========

* There is a 2.00% redemption fee on shares redeemed which have been held 120 days or less. The redemption fees are retained by the Fund for the benefit of the remaining shareholders and recorded as paid-in capital.

     As of April 30, 2008, the following shareholder held, of record or beneficially, 10% or more of the outstanding shares of the Fund.

                         Morgan Keegan & Co., Inc.   13%

                                   LATEEF FUND

                                 APRIL 30, 2008



5.   FEDERAL TAX INFORMATION
     In order to present net asset  components  on the  Statement  of Assets and
Liabilities that more closely represent their tax character, certain reclassifications are made to the net asset components. For the fiscal year ended April 30, 2008, these adjustments were to decrease accumulated net investment loss by $182,631, increase accumulated net realized loss by $1,920, and decrease paid-in-capital by $180,711 and were due to the net investment loss and nondeductible offering costs. Net investment income, net realized gains and net assets were not affected by these adjustments.

     For the fiscal year ended April 30, 2008, the tax character of distributions paid by the Fund was $31,082 return of capital. Distributions from net investment income and short term capital gains are treated as ordinary income for federal income tax purposes.

     As of April 30, 2008, there were no distributable earnings on a tax basis. The differences between the book and tax basis components of distributable earnings relate primarily to the timing and recognition of income and gains for federal income tax purposes. Foreign currency and short-term capital gains are reported as ordinary income for federal income tax purposes.

     At April 30, 2008, the federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Fund were as follows:

     Federal tax cost                                     $108,522,196
                                                          ------------
     Gross unrealized appreciation                             686,980
     Gross unrealized depreciation                          (8,045,824)
                                                          ------------
     Net unrealized depreciation                          $ (7,358,844)
                                                          ============

     Under federal tax law, foreign currency and capital losses realized after October 31 may be deferred and treated as having arisen on the first day of the following fiscal year. For the fiscal year ended April 30, 2008, the Fund incurred post October capital losses of $797,975 that will be deferred to the fiscal year ended April 30, 2009.

                                   LATEEF FUND

                    NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
                                 APRIL 30, 2008



     6.  NEW ACCOUNTING PRONOUNCEMENTS

     In July 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes, an interpretation of FAS Statement No. 109." FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be booked as a tax expense in the current year and recognized as: a liability for unrecognized tax benefits; a reduction of an income tax refund receivable; a reduction of deferred tax assets; an increase in deferred tax liability; or a combination thereof. Adoption of FIN 48 is required for the last net asset value calculation in the first required financial statement reporting period for fiscal years beginning after December 15, 2006. At this time, management has adopted FIN 48 and has determined that it has no impact on the Fund's financial statements.

     In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") 157, Fair Value Measurements, which clarifies the definition of fair value and requires companies to expand their disclosure about the use of fair value to measure assets and liabilities in interim and annual periods subsequent to initial recognition. Adoption of SFAS 157 requires the use of the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. At this time, management is in the process of reviewing the impact, if any, of the SFAS on the Fund's financial statements.

     In March 2008, Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("FAS 161") was issued and is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why a fund uses derivatives, how derivatives are accounted for, and how derivative instruments affect a fund's results of operations and financial position. Management is currently evaluating the impact of FAS 161 on financial statement disclosures, if any.

                                   LATEEF FUND

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



To the Board of Trustees and Shareholders of Lateef Fund:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Lateef Fund (the "Fund") at April 30, 2008, and the results of its operations, the changes in its net assets and the financial highlights for the period September 6, 2007 (commencement of operations) through April 30, 2008, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at April 30, 2008 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
June 26, 2008

                                   LATEEF FUND

                           SHAREHOLDER TAX INFORMATION
                                   (UNAUDITED)



     The Fund is required by Subchapter M of the Internal Revenue Code of 1986, as amended, to advise its shareholders within 60 days of the Fund's fiscal year end (April 30) as of the U.S. federal tax status of distributions received by the Fund's shareholders in respect of such fiscal year. During the year ended April 30, 2008, the Fund paid a return of capital distribution of $31,082 to its shareholders.

     Because the Fund's fiscal year is not the calendar year, another notification will be sent with respect to calendar year 2008. The second notification, which will reflect the amount, if any, to be used by calendar year taxpayers on their U.S. federal income tax returns, will be made in conjunction with Form 1099-DIV and will be mailed in January 2009. Dividends from net investment income and short-term capital gains are treated as ordinary income dividends for federal income tax purposes.

     Foreign shareholders will generally be subject to U.S. withholding tax on the amount of their ordinary income dividends. They will generally not be entitled to a foreign tax credit or deduction for the withholding taxes paid by the Funds, if any.

     In general, dividends received by tax-exempt recipients (e.g., IRAs and Keoghs) need not be reported as taxable income for U.S. federal income tax purposes. However, some retirement trusts (e.g., corporate, Keogh and 403(b)(7) plans) may need this information for their annual information reporting.

     Shareholders are advised to consult their own tax advisers with respect to the tax consequences of their investment in the Fund.

                                   LATEEF FUND

                                OTHER INFORMATION
                                   (UNAUDITED)




PROXY VOTING

     Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling
(866) 499-2151 and on the Securities and Exchange Commission's ("SEC") website at http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULES

     The Trust will file its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended July 31 and January 31) on Form N-Q. The Trust's Form N-Q will be available on the SEC website at http://www.sec.gov and may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information on the operation of the SEC Public Reference Room may be obtained by calling 1-800-SEC-0330.

SHAREHOLDER VOTING RESULTS

JUNE 4, 2008 SPECIAL MEETING OF SHAREHOLDERS

     A Special Meeting of Shareholders (the "Meeting") of the Trust was held on June 4, 2008 for the following purpose:

     To elect five Trustees to the Board of Trustees of the Trust to hold office until each of their respective successors is duly elected and qualified.

     All Trust shareholders of record at the close of business on March 26, 2008 were entitled to attend or submit proxies. As of the record date, the Trust had 12,975,229.982 shares outstanding. At the meeting, shareholders elected all five of the nominees. The results of the voting for the proposal were as follows:

                                            FOR           AGAINST      ABSTAINED
                                           VOTES           VOTES         VOTES
                                         ----------       -------      ---------

     Robert J. Christian                 12,602,599       12,296           0
     Iqbal Mansur                        12,602,599       12,296           0
     Nicholas M. Marsini, Jr.            12,602,599       12,296           0
     Donald J. Puglisi                   12,602,599       12,296           0
     Timothy G. Shack                    12,602,599       12,296           0

                                   LATEEF FUND

                                 PRIVACY NOTICE



     LATEEF FUND of FundVantage Trust is committed to protecting the confidentiality and security of your private investment records and personal information. Our policies and procedures are designed to safeguard your information and to permit only appropriate and authorized access to and use of this information.

     In order to carry out the functions necessary to service your investment account, our service providers collect certain nonpublic personal information from you from the following sources:

     o Information we receive from you over the telephone, on applications, e-mails or other forms (e.g., your name, social security number and address); and

     o  Information about your transactions with the Fund.

     We restrict access to your personal and account information to those service providers and their employees who need to know that information to service your account. The Fund may also share all of the information (as described above) that we collect with companies that perform marketing services on our behalf or with other financial institutions with whom we have joint
marketing   agreements  who  may  suggest  additional  Fund  services  or  other investment products which may be of interest to you. We maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

     You can be assured that the Fund considers your data to be private and confidential, and we will not disclose any nonpublic personal information about you to any unaffiliated third parties, except as permitted by law. If you decide to close your account(s) or become an inactive customer, we will adhere to the privacy policies and practices as described in this notice.

     If you have any questions or comments about our privacy practices, please call us at (866) 499-2151.

                                   LATEEF FUND

                                 FUND MANAGEMENT
                                   (UNAUDITED)





     FundVantage Trust (the "Trust") is governed by a Board of Trustees (the "Trustees"). The primary responsibility of the Trustees is to represent the interest of the Trust's shareholders and to provide oversight management of the Trust.

     The following table presents certain information regarding the Trustees and Officers of the Trust. Each person listed under "Interested Trustees" below is an "interested person" of the Trust, an investment adviser of a series of the Trust, or PFPC Distributors, Inc., the principal underwriter of the Trust (the "Underwriter"), as that term is defined under Section 2(a)(19) of the 1940 Act. Each person who is not an "interested person" of the Trust, an investment adviser of a series of the Trust, or the Underwriter within the meaning of the 1940 Act is referred to as an "Independent Trustee" and is listed under such heading below.

     The Statement of Additional Information for the Fund contains additional information about the Trustees and is available, without charge, upon request, by calling (866) 499-2151.


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                        NUMBER OF
                                                                                                      PORTFOLIOS IN
                            POSITION(S)        TERM OF OFFICE                                         FUND COMPLEX        OTHER
 NAME, ADDRESS,                HELD             AND LENGTH OF               PRINCIPAL OCCUPATION(S)    OVERSEEN BY    DIRECTORSHIPS
AND DATE OF BIRTH           WITH TRUST           TIME SERVED                   FOR PAST 5 YEARS          TRUSTEE     HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
                                               INTERESTED TRUSTEES(1)
------------------------------------------------------------------------------------------------------------------------------------
NICHOLAS M. MARSINI, JR.     Trustee        Shall serve until death,       Chief Financial Officer          8             None
103 Bellevue Parkway                        resignation or removal.        of PFPC Worldwide, Inc.
Wilmington, DE 19809                        Trustee since 2006.            from September 1997 to
Date of Birth: 8/55                                                        present.
------------------------------------------------------------------------------------------------------------------------------------
TIMOTHY G. SHACK             Trustee        Shall serve until  death,      Executive Vice President         8             None
103 Bellevue Parkway                        resignation or removal.        and Chief Information
Wilmington, DE 19809                        Trustee since 2008.            Officer of The PNC
Date of Birth: 8/50                                                        Financial Services Group,
                                                                           Inc. and PNC Bank N.A.
                                                                           since 1998; Chairman of
                                                                           PNCPAC since 1998;
                                                                           Chairman of PFPC Corp.
                                                                           and PFPC Inc. since 2002;
                                                                           Chairman and Director of
                                                                           PFPC Worldwide Inc. since
                                                                           2002; Director of PFPC
                                                                           International Ltd. and
                                                                           PFPC Trust Company since
                                                                           2002; Chief Executive
                                                                           Officer of PFPC Corp.,
                                                                           PFPC Inc., PFPC Trust
                                                                           Company, and PFPC
                                                                           Worldwide Inc. from 2002
                                                                           to 2008; Member of The
                                                                           Financial Services
                                                                           Roundtable since 2000.
------------------------------------------------------------------------------------------------------------------------------------

(1) Messrs. Marsini and Shack are considered "interested persons" of the Trust as that term is defined in the 1940 Act. Mr. Marsini is an "interested Trustee" of the Trust because he is an affiliated person of the Underwriter by reason of his position as director of the Underwriter. Mr. Shack is an "interested Trustee" of the Trust because he owns shares of The PNC Financial Services Group, Inc. ("PNC"), of which the Underwriter is an indirect wholly-owned subsidiary. In addition, each of Messrs. Marsini and Shack serve as an officer or director or is an employee of PNC or one or more subsidiaries of PNC which may be deemed to control, be controlled by or under common control with the Underwriter.

                                   LATEEF FUND

                                   (UNAUDITED)


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                        NUMBER OF
                                                                                                      PORTFOLIOS IN
                            POSITION(S)        TERM OF OFFICE                                         FUND COMPLEX        OTHER
 NAME, ADDRESS,                HELD             AND LENGTH OF               PRINCIPAL OCCUPATION(S)    OVERSEEN BY    DIRECTORSHIPS
AND DATE OF BIRTH           WITH TRUST           TIME SERVED                   FOR PAST 5 YEARS          TRUSTEE     HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
                                               INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
ROBERT J. CHRISTIAN          Trustee and     Shall serve until death,       Retired since February          8    WT Mutual Fund (22
103 Bellevue Parkway         Chairman of     resignation or removal.        2006. Executive Vice                 portfolios);
Wilmington, DE 19809         the Board       Trustee and Chairman           President of Wilmington              Optimum Fund Trust
Date of Birth: 2/49                          since 2007.                    Trust Company from                   (6 portfolios)
                                                                            February 1996 to February
                                                                            2006. President of Rodney
                                                                            Square Management
                                                                            Corporation ("RSMC") from
                                                                            1996 to 2005. Vice
                                                                            President of RSMC from
                                                                            2005 to 2006.
------------------------------------------------------------------------------------------------------------------------------------
IQBAL MANSUR                 Trustee         Shall serve until death,       Professor, Widener              8     None
103 Bellevue Parkway                         resignation or removal.        University.
Wilmington, DE 19809                         Trustee since 2007.
Date of Birth: 6/55
------------------------------------------------------------------------------------------------------------------------------------
DONALD J. PUGLISI            Trustee         Shall serve until death,       Managing Director of            8    American Express
103 Bellevue Parkway                         resignation or removal.        Puglisi & Associates                 Receivables
Wilmington, DE 19809                         Trustee since 2008.            (financial,                          Financing
Date of Birth: 8/45                                                         administrative and                   Corporation II; BNP
                                                                            consulting services) from            US Funding L.L.C.;
                                                                            1973 to present; and MBNA            Merrill Lynch
                                                                            America Professor of                 Mortgage Investors,
                                                                            Business Emeritus at the             Inc.; and SDG&E
                                                                            University of Delaware               Funding LLC
                                                                            from 2001 to present; and
                                                                            Commissioner, The State
                                                                            Delaware Public Service
                                                                            Commission from 1997 to
                                                                            2004.
------------------------------------------------------------------------------------------------------------------------------------

                                   LATEEF FUND


                           FUND MANAGEMENT (CONCLUDED)
                                   (UNAUDITED)


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                        NUMBER OF
                                                                                                      PORTFOLIOS IN
                            POSITION(S)        TERM OF OFFICE                                         FUND COMPLEX        OTHER
 NAME, ADDRESS,                HELD             AND LENGTH OF               PRINCIPAL OCCUPATION(S)    OVERSEEN BY    DIRECTORSHIPS
AND DATE OF BIRTH           WITH TRUST           TIME SERVED                   FOR PAST 5 YEARS          TRUSTEE     HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
                                               EXECUTIVE OFFICERS
------------------------------------------------------------------------------------------------------------------------------------
JOEL WEISS                    President      Shall serve until death,       Vice President and              N/A           N/A
103 Bellevue Parkway          and Chief      resignation or removal.        Managing Director of PFPC
Wilmington, DE 19809          Executive      Officer since 2007.            Inc. since 1993.
Date of Birth: 1/63           Officer
------------------------------------------------------------------------------------------------------------------------------------
JAMES SHAW                    Treasurer      Shall serve until death,       Vice President of PFPC          N/A           N/A
103 Bellevue Parkway          and Chief      resignation or removal.        Inc. and predecessor
Wilmington, DE 19809          Financial      Officer since 2007.            firms since 1995.
Date of Birth: 10/60          Officer
------------------------------------------------------------------------------------------------------------------------------------
DAVID LEBISKY                 Secretary      Shall serve until death,       Vice President in               N/A           N/A
103 Bellevue Parkway                         resignation or removal.        Regulatory Administration
Wilmington, DE 19809                         Officer since 2007.            of PFPC Inc. since
Date of Birth: 5/72                                                         January 2002.
------------------------------------------------------------------------------------------------------------------------------------
SALVATORE FAIA                Chief         Shall serve until death,        President and Founder of        N/A           N/A
103 Bellevue Parkway          Compliance    resignation or removal.         Vigilant Compliance since
Wilmington, DE 19809          Officer       Officer since 2007.             August 15, 2004; Senior
Date of Birth: 12/62                                                        Legal Counsel, PFPC Inc.,
                                                                            from 2002 to 2004.
------------------------------------------------------------------------------------------------------------------------------------

                      [THIS PAGE INTENTIONALLY LEFT BLANK.]

                      [THIS PAGE INTENTIONALLY LEFT BLANK.]

INVESTMENT ADVISER
Lateef Investment Management, L.P.
300 Drakes Landing Road
Suite 100
Greenbrae, CA 94904

ADMINISTRATOR
PFPC Inc.
760 Moore Road
King of Prussia, PA 19406

TRANSFER AGENT
PFPC Inc.
760 Moore Road
King of Prussia, PA 19406

UNDERWRITER
PFPC Distributors, Inc.
760 Moore Road
King of Prussia, PA 19406

CUSTODIAN
PFPC Trust Company
8800 Tinicum Blvd.
4th Floor
Philadelphia, PA 19153

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
Two Commerce Square, Suite 1700
2001 Market Street
Philadelphia, PA 19103-7042

LEGAL COUNSEL
Pepper Hamilton LLP
3000 Two Logan Square
18th and Arch Streets
Philadelphia, PA 19103

ITEM 2. CODE OF ETHICS.


     (a) The Registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party.

     (c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party, and that relates to any element of the code of ethics description.

     (d) The Registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.


The Audit Committee of the Board of Trustees currently is comprised of Robert J. Christian, Iqbal Mansur and Donald J. Puglisi, each of whom is considered "independent" within the meaning set forth under Item 3 of Form N-CSR. The Board of Trustees has determined that each member of the Audit Committee is an "audit committee financial expert" as such term is defined by Item 3 of Form N-CSR.

The Registrant's Board of Trustees has determined that Mr. Christian acquired the attributes necessary to be considered an audit committee financial expert through his experience as chief investment officer of several large financial institutions and his service as a member of the audit committee of other registered investment companies.

The Registrant's Board of Trustees has determined that Dr. Mansur acquired the attributes necessary to be considered an audit committee financial expert through his experience as a university professor of finance and because he has authored over 25 finance-related articles in peer reviewed publications.

The Registrant's Board of Trustees has determined that Mr. Puglisi acquired the attributes necessary to be considered an audit committee financial expert through his experience as a university professor of business and a managing director of a financial services consulting firm.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

AUDIT FEES

     (a) The aggregate fees billed for professional services rendered by the principal accountant for the audit of the Registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for the fiscal year ended April 30, 2008 was $56,575 for the Fund Vantage Trust seed audit. The April 30, 2008 fiscal year was the first fiscal year for the Registrant.

AUDIT-RELATED FEES

     (b) The aggregate fees billed during the fiscal year ended April 30, 2008 for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph
          (a) of this Item was $0. The April 30, 2008 fiscal year was the first fiscal year for the Registrant.

TAX FEES

     (c) The aggregate fees billed during the fiscal year ended April 30, 2008 for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning was $0. The April 30, 2008 fiscal year was the first fiscal year for the Registrant.

ALL OTHER FEES

     (d) The aggregate fees billed during the fiscal year ended April 30, 2008 for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item was $0. The April 30, 2008 fiscal year was the first fiscal year for the Registrant.

  (e)(1) The Registrant's Audit Committee Charter requires that the Audit Committee to (i) (a) approve prior to appointment the engagement of independent registered public accounting firm to annually audit and provide their opinion on the Registrant's financial statements, (b) recommend to the Independent Trustees the selection, retention or termination of the Registrant's independent registered public accounting firm and, (c) in connection therewith, to review and evaluate matters potentially affecting the independence and capabilities of the independent registered public accounting firm; and
          (ii) to approve prior to appointment the engagement of the independent registered public accounting firm to provide other audit services to the Registrant, or to provide non-audit services to the Registrant, its series, an investment adviser to its series or any entity controlling, controlled by, or under common control with an investment adviser to its series ("adviser-affiliate") that provides ongoing services to the Registrant if the engagement relates directly to the operations and financial reporting of the Registrant. The Audit Committee will not approve non-audit services that the Audit Committee believes may impair the independence of the Registrant's independent registered public accountant. The Audit Committee may delegate, to the extent permitted by law, pre-approved responsibilities to one or more members of the Audit Committee who shall report to the full Audit Committee.

  (e)(2) There were no services described in paragraphs (b) through (d) of this Item (including services required to be approved by the Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X) that were approved by the Audit Committee pursuant to paragraph
          (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

     (f)  Not applicable.

     (g) There were no "non-audit fees" billed by the Registrant's independent registered public accountant for services rendered to the Registrant, its series, an investment adviser to its series or any adviser-affiliate since the Registrant's organization.

     (h)  Not applicable.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.


Not applicable.


ITEM 6. INVESTMENTS.


     (a) Schedules of Investments in securities of unaffiliated issuers as of the close of the reporting period are included as part of the reports to shareholders filed under Item 1 of this form for Lateef Fund and MBIA Municipal Inflation Protection Fund. Schedules of Investments in securities of unaffiliated issuers for the Boston Advisors International Equity Fund, Boston Advisors US Small Cap Equity Fund, MBIA High Yield Fund, MBIA Multi-Sector Inflation Protection Fund and MBIA Core Plus Fixed Income Fund are not provided because such Funds had not yet commenced investment operations as of April 30, 2008.

     (b)  Not applicable.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant's Board of Trustees, where those changes were implemented after the

Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.



ITEM 11. CONTROLS AND PROCEDURES.

     (a) The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.


  (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

  (a)(2)  Certifications  pursuant  to  Rule  30a-2(a)  under  the  1940 Act and
          Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

  (a)(3)  Not applicable.

     (b)  Certifications  pursuant  to Rule  30a-2(b)  under  the  1940  Act and
          Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)               FundVantage Trust
             -------------------------------------------------------------------

By (Signature and Title)*  /s/ Joel L. Weiss
                         -------------------------------------------------------
                           Joel L. Weiss, President and Chief Executive Officer (principal executive officer)

Date                       June 30, 2008
    ----------------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Joel L. Weiss
                         -------------------------------------------------------
                           Joel L. Weiss, President and Chief Executive Officer (principal executive officer)

Date                       June 30, 2008
    ----------------------------------------------------------------------------

By (Signature and Title)*  /s/ James Shaw
                         -------------------------------------------------------
                           James Shaw, Treasurer and Chief Financial Officer (principal financial officer)

Date                       June 30, 2008
    ----------------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.